united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 11/30/20

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Inspire Corporate Bond Impact ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ESG ETF (WWJD)

Inspire Tactical Balanced ESG ETF (RISN)

Annual Report

November 30, 2020

1-877-658-9473

www.inspireinvesting.com

INSPIRE ETF ANNUAL REPORT

SHAREHOLDER LETTER (unaudited)

Dear Shareholders:

We are honored and privileged to present you with the Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of November 30, 2020.

The past year has been very unusual, unique, and unprecedented in so many ways. We are exceedingly grateful to look back at 2020 and see the protection and provision that God gave us during a global pandemic, social unrest, and a very contentious political season. We could not do what we do without you and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of our ETFs.

BLES – Inspire Global Hope ETF

Even with the dramatic decline of the stock market in March of 2020, as the global economy was locked down due to the Covid-19 pandemic, BLES had a positive, double digit return over the past twelve months ended 11-30-2020. BLES has a target weight of 50% US Large Cap stocks, 40% International Developed Markets stocks and 10% Emerging Markets stocks. The US exposure was responsible for most of the positive returns, but the International and Emerging Markets recovered well from the global market meltdown too. For the twelve months ended November 30, 2020, BLES was up 10.57% on a market price basis and 12.35% on the NAV. Since inception (2-27-2017) BLES has an annualized return of 9.16% on a market price basis and 9.28% on the NAV.

ISMD – Inspire Small/Mid Cap Impact ETF

After the bounce back rally that started in April from the stock market drop in March, the small cap and mid cap markets rallied along with the large cap market. For the twelve months ended November 30, 2020, ISMD returned 2.12% on a market price basis and 2.12% on the NAV, but both trailed the index return of 4.78% by 266 basis points. We attribute this underperformance due to the fund holding only 300 positions of the index’s 500 positions, as well as to the volatility in the market during the start of the global pandemic. Since inception (2-27-2017), ISMD has an annualized return of 4.82% on a market price basis and 4.81% on the NAV.

IBD – Inspire Corporate Bond Impact ETF

The interest rate cuts in 2020 by the Federal Reserve due to the emergency stimulus needed during the economic lockdown and global pandemic have had a positive effect on the corporate bond market, manifesting in positive total returns for IBD over the past year. As the economy attempts to fully recover from the Covid-19 induced recession, we believe interest rates will remain at the current low rates for the next 12 to 18 months and could remain unchanged throughout 2022. For the twelve months ended November 30, 2020, IBD returned 5.39% on a market price basis and 5.16% on the NAV. The underperformance of the NAV and the market price to the index return of 9.65% over the past 12 months is due to several bonds in the fund being downgraded to below investment grade and removed while the downgraded bonds remained in the index for two more months before removal from the index. Since inception (7-10-2017), IBD has an annualized return of 4.02% on a market price basis and 3.89% on the NAV.

BIBL – Inspire 100 ETF

BIBL has approximately 100 US Large Cap positions that are capitalization weighted. BIBL was designed to give advisors and investors a Biblically Responsible alternative to the popular market cap weighted funds that are so prevalent in the marketplace (i.e. SPY or VOO). We are pleased that BIBL has performed as expected and participated in the strong US Large cap market performance in 2020 with a strong, double digit return. For the twelve months ended November 30, 2020, BIBL returned 23.52% on a market price basis and 23.50% on the NAV. Since inception (10-30-2017) BIBL has an annualized return of 14.06% on a market price basis and 14.04% on the NAV.

WWJD – Inspire International ESG ETF

WWJD reached its 1st anniversary on 9-30-2020 and holds approximately 150 stocks with an 80% exposure to international developed markets and 20% to emerging markets. Although the international and emerging markets have not recovered as much as the US large cap markets since the global market meltdown in March, the performance has been positive. We still believe the global economy will continue to recover as the pandemic comes to an end, as all pandemics do, and the international and emerging markets should play a more positive role in portfolios in 2021. For the twelve months ended November 30, 2020, WWJD returned 11.26% on a market price basis and 12.29% on the NAV. Since inception (9-30-2019), WWJD has an annualized return of 16.00% on a market price basis and 16.14% on the NAV.

RISN – Inspire Tactical Balanced ESG

The Lord Blessed us as we were able to launch our 6th ETF on 7-15-2020. RISN holds an 80% exposure to US large cap stocks and 20% to US fixed income during normal market conditions. The fund can be adjusted to a neutral allocation of 50% US large cap stocks/50% US fixed income or a conservative allocation of 20% US large cap stocks/80% US fixed income when deemed appropriate by the portfolio managers. Although the Fund has only been in existence for less than five months, the performance has been positive so far. Since inception, (7-15-2020), RISN returned 4.37% on a market price basis and 5.18% on the NAV.

Closing Comments

2020 has been one of the most challenging years we have experienced in quite some time as I am sure it has been for you and your family as well. With everything that has made 2020 so unusual and chaotic we are thankful to God our Father for His provision and protection. We pray the Lord has protected and provided for you and your family and will keep you safe and healthy in the coming year. We are also grateful to be part of the mission of making a positive impact in the world through our ETFs alongside you, our brothers and sisters in Christ and fellow shareholders.

The overall stock market has had a good year despite the market meltdown, the pandemic, a recession, and a tumultuous election season. We hope that we can return to a more normal year in 2021 as Covid-19 vaccines should start to be distributed and the economy can continue to recover, but God is still Sovereign, and our trust is in Him, not in vaccines, politicians or the markets.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in 2021.

Sincerely,

Darrell Jayroe, CIO
Inspire Investing

Inspire, the Adviser, provides the indexes for the Inspire ETFs to track. The indexes use software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies, and practices when assigning Inspire Impact Scores to a company. The securities with the highest Inspire Impact Scores are included in the Indexes and are equally weighted. As an ETF may not fully replicate its Index, it is subject to the risk that investment management strategy may not produce the intended results. There is no guarantee that the Funds will achieve their objective, generate positive returns, or avoid losses.

ETF shares are not redeemable with the issuing fund other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. Each Fund may focus its investments in securities of a particular industry to the extent its Index does. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

The Funds are not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology. Tracking error may occur because of imperfect correlation between the Funds’ holdings of portfolio securities and those in the Index. The Funds’ use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the Index. To the extent the assets in the Funds are smaller, these risks will be greater.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus which contains this and other information, call 877.658.9473, or visit http://www.inspireinvesting.com. Read it carefully. The Inspire ETFs are distributed by Foreside Distributors, LLC.

Inspire and Foreside Distributors, LLC are not affiliated.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

The Fund’s performance figures* for the periods ended November 30, 2020, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2020
Inspire Global Hope ETF - NAV	12.35%	7.42%	9.28%
Inspire Global Hope ETF - Market Price	10.57%	7.37%	9.16%
Inspire Global Hope Large Cap Equal Weight Index ***	10.51%	7.62%	9.51%
S&P Global 1200 Total Return Index ****	14.38%	9.76%	11.95%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.52% per the March 30, 2020 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2020

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Real Estate	7.1%
Oil, Gas & Coal	6.5%
Banking	6.2%
Chemicals	5.8%
Transportation & Logistics	5.2%
Medical Equipment & Devices	4.8%
Metals & Mining	4.4%
Semiconductors	4.4%
Electric Utilities	4.2%
Retail - Discretionary	3.8%
Money Market Fund	3.1%
Other Sectors	46.4%
Liabilities in Excess of Other Assets	(1.9)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

The Fund’s performance figures* for the periods ended November 30, 2020, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2020
Inspire Small/Mid Cap Impact ETF - NAV	2.12%	3.46%	4.81%
Inspire Small/Mid Cap Impact ETF - Market Price	2.12%	3.47%	4.82%
Inspire Small/Mid Cap Impact Equal Weight Index ***	4.78%	4.63%	5.98%
S&P SmallCap 600 Equal Weight Total Return Index ****	9.26%	4.46%	5.99%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns indicated above are calculated using the traded Net Asset Value on November 30, 2020. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2021 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.64% per the March 30, 2020 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. The adviser believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2020

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	9.2%
Real Estate Investment Trusts	8.2%
Software	4.7%
Retail - Discretionary	4.4%
Chemicals	3.8%
Medical Equipment & Devices	3.7%
Commercial Support Services	3.3%
Technology Hardware	3.2%
Machinery	3.0%
Biotechnology & Pharmaceuticals	2.8%
Money Market Fund	15.3%
Other Sectors	53.2%
Liabilities in Excess of Other Assets	(14.8)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

The Fund’s performance figures* for the periods ended November 30, 2020, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2020
Inspire Corporate Bond Impact ETF - NAV	5.16%	4.28%	3.89%
Inspire Corporate Bond Impact ETF - Market Price	5.39%	4.24%	4.02%
Inspire Corporate Bond Impact Equal Weight Index ***	9.65%	6.46%	6.01%
Bloomberg Barclays U.S. Intermediate Credit Total Return Index ****	7.00%	5.38%	5.02%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.50% per the March 30, 2020 prospectus.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (INSP BOND) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. The adviser defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars. Investors cannot invest directly in an index.

****	The Bloomberg Barclays U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2020

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Real Estate Investment Trusts	23.1%
Oil & Gas Producers	10.7%
Retail - Discretionary	9.3%
Transportation & Logistics	7.1%
Oil & Gas Services & Equipment	4.8%
Electrical Equipment	4.6%
Semiconductors	4.4%
Electric Utilities	3.9%
Wholesale - Consumer Staples	3.6%
Food	3.5%
Other Sectors	21.2%
Other Assets Less Liabilities	3.8%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

The Fund’s performance figures* for the periods ended November 30, 2020, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2020
Inspire 100 ETF - NAV	23.50%	13.43%	14.04%
Inspire 100 ETF - Market Price	23.52%	13.43%	14.06%
Inspire 100 Index ***	25.31%	14.66%	15.24%
S&P 500 Total Return Index ****	17.46%	13.17%	13.93%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Funds. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2021 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.57% per the March 30, 2020 prospectus.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Index (INSP100) is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2020

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Semiconductors	11.9%
Real Estate Investment Trusts	10.8%
Electric Utilities	7.7%
Diversified Industrials	7.1%
Technology Services	5.8%
Transportation & Logistics	5.8%
Biotechnology & Pharmaceuticals	5.5%
Medical Equipment & Devices	5.2%
Retail - Consumer Staples	4.4%
Retail - Discretionary	3.8%
Money Market Fund	1.1%
Other Sectors	30.9%
Other Assets Less Liabilities	0.0	% ^
	100.0%

^	Amount less than 0.05%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

The Fund’s performance figures* for the periods ended November 30, 2020, as compared to its benchmarks

		Since Inception** -
	One Year	November 30, 2020
Inspire International ESG ETF - NAV	12.29%	16.14%
Inspire International ESG ETF - Market Price	11.26%	16.00%
Inspire Global Hope Ex-US Index ****	8.48%	12.62%
S&P International 700 Total Return Index *****	9.61%	12.34%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.80% per the March 30, 2020 prospectus.

**	As of the commencement of operations on September 30, 2019.

****	The Inspire Global Hope Ex-US Index (IGHXUSG) intends to track the price movements of a portfolio of 150 of the most inspiring, biblically aligned large cap companies outside of the United States. The index is comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The adviser defines “large cap” as a market capitalization of $5B USD or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in USD. Investors cannot invest directly in an index.

*****	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2020

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	12.8%
Metals & Mining	7.7%
Chemicals	7.6%
Transportation & Logistics	6.3%
Real Estate Investment Trusts	4.4%
Insurance	4.2%
Medical Equipment & Devices	4.1%
Oil & Gas Producers	3.7%
Electrical Equipment	3.6%
Automotive	3.6%
Money Market Fund	2.3%
Other Sectors	40.8%
Liabilities in Excess of Other Assets	(1.1)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Tactical Balanced ESG ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

The Fund’s performance figures* for the period ended November 30, 2020, as compared to its benchmarks:

Since Inception** -
November 30, 2020
Inspire Tactical Balanced ESG ETF - NAV	5.18%
Inspire Tactical Balanced ESG ETF - Market Price	4.37%
S&P Target Risk Moderate Index ***	5.59%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are estimated to be 0.84% for the first full year of operations per the July 3, 2020 prospectus.

**	As of the commencement of operations on July 15, 2020.

***	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Tactical Balanced ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2020

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Exchange Traded Fund
Fixed Income	19.6%
Common Stock
Semiconductors	9.7%
Real Estate Investment Trusts	9.0%
Electric Utilities	6.3%
Diversified Industrials	5.5%
Technology Services	4.7%
Transportation & Logistics	4.4%
Biotechnology & Pharmaceuticals	4.4%
Medical Equipment & Devices	4.1%
Retail - Consumer Staples	3.5%
Retail - Discretionary	3.1%
Other Sectors	24.6%
Other Assets Less Liabilities	1.1%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS
November 30, 2020

Shares		Value
	COMMON STOCKS - 98.8%
	APPAREL & TEXTILE PRODUCTS - 0.6%
5,059	Cie Financiere Richemont SA	$421,798
1,500	Swatch Group AG	371,479
		793,277
	ASSET MANAGEMENT - 1.3%
16,924	Franklin Resources, Inc. ^	372,159
3,750	Groupe Bruxelles Lambert SA	366,396
238,290	Melrose Industries PLC	488,329
375	Partners Group Holding AG	403,872
		1,630,756
	AUTOMOTIVE - 1.7%
4,050	Aptiv PLC	480,735
9,075	BorgWarner, Inc.^	352,564
3,070	Cie Generale des Etablissements Michelin	383,576
12,600	Nokian Renkaat OYJ	444,025
10,800	Valeo SA	420,125
		2,081,025
	BANKING - 6.2%
65,048	Bank Hapoalim BM *	426,509
78,143	Bank Leumi Le-Israel BM	439,310
70,350	Commerzbank AG *	438,436
6,900	Commonwealth Bank of Australia	402,013
38,387	Credit Agricole SA	444,216
25,927	Danske Bank A/S	428,540
204,577	Investec PLC	506,912
84,150	Itau Unibanco Holding SA	448,392
6,838	KBC Group NV	477,690
3,928	Macquarie Group Ltd.	401,359
7,539	mBank SA *	304,537
454,425	Metropolitan Bank & Trust Co.	453,196
27,949	National Australia Bank Ltd.	471,402
148,823	Natixis SA	459,297
62,615	Nedbank Group Ltd.	495,620
34,216	People’s United Financial, Inc.	424,278
21,720	Raiffeisen Bank International AG *	417,262
		7,438,969
	BIOTECHNOLOGY & PHARMACEUTICAL - 1.3%
2,881	Alexion Pharmaceuticals, Inc. *	351,799
3,937	Incyte Corp. *	332,834
599	Regeneron Pharmaceuticals, Inc. *	309,102
1,875	Seagen, Inc. *	319,331
1,283	Vertex Pharmaceuticals, Inc. *	292,203
		1,605,269
	CHEMICALS - 5.8%
2,100	Air Liquide SA	345,780
1,876,411	AKR Corporindo Tbk PT	386,711
3,375	Akzo Nobel NV	359,551
3,150	Arkema SA	368,212

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	CHEMICALS (continued) - 5.8%
2,850	Avery Dennison Corp.	$425,619
5,325	Brenntag AG	408,047
10,950	CF Industries Holdings, Inc.	408,435
4,275	Croda International PLC	339,929
4,425	Eastman Chemical Co.	430,995
75	Givaudan SA	306,860
96,975	ICL Group Ltd.	460,675
9,150	Imerys SA	376,516
2,694	International Flavors & Fragrances, Inc. ^	301,997
11,250	Johnson Matthey PLC	334,030
52,707	K+S AG	476,266
4,800	LyondellBasell Industries NV	408,480
18,525	Mosaic Co.	406,809
2,850	PPG Industries, Inc.	418,295
		6,963,207
	COMMERCIAL SUPPORT SERVICES - 2.5%
15,125	Bureau Veritas SA	391,523
1,050	Cintas Corp.	373,065
7,350	Edenred	421,404
140,775	G4S PLC	415,351
4,125	Intertek Group PLC	304,101
6,750	Randstad Holding NV	419,867
3,675	Republic Services, Inc.	355,446
3,000	Waste Management, Inc.	357,390
		3,038,147
	CONSTRUCTION MATERIALS - 1.7%
18,450	ACC Ltd.	424,788
15,000	James Hardie Industries PLC - ADR	436,031
7,425	LafargeHolcim Ltd.	390,893
1,571	Martin Marietta Materials, Inc.	417,305
2,700	Vulcan Materials Co.	377,055
		2,046,072
	CONSUMER SERVICES - 0.2%
343,275	Cogna Educacao	304,643

	CONTAINERS & PACKAGING - 1.6%
31,125	Amcor Ltd. - ADR	349,063
44,276	Brambles Ltd.	357,568
8,625	International Paper Co.	426,765
9,150	Sealed Air Corp.	412,299
10,275	Westrock Co.	433,708
		1,979,403
	DIVERSIFIED INDUSTRIALS - 1.9%
14,458	Alfa Laval AB	365,773
3,150	Dover Corp.	384,395
5,325	Emerson Electric Co.	409,067
2,100	Honeywell International, Inc.	428,232
1,800	Illinois Tool Works, Inc.	379,962

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	DIVERSIFIED INDUSTRIALS (continued) - 1.9%
7,500	Pentair PLC	$388,650
		2,356,079
	ELECTRIC UTILITIES - 4.2%
351,300	Aboitiz Equity Ventures, Inc.	308,337
19,050	AES Corp. ^	389,382
33,863	AGL Energy Ltd.	336,851
6,900	Avangrid, Inc.	321,126
17,925	CenterPoint Energy, Inc. ^	415,681
181,725	Cia Energetica de Minas Gerais	426,128
37,639	Enel SpA	376,849
3,504	Entergy Corp.	381,410
12,269	FirstEnergy Corp.	325,865
293,400	NTPC Ltd.	375,188
104,020	Origin Energy Ltd.	397,032
4,606	Pinnacle West Capital Corp.	377,001
12,924	PPL Corp.	367,300
3,600	WEC Energy Group, Inc.	341,820
		5,139,970
	ELECTRICAL EQUIPMENT - 2.5%
13,425	ABB Ltd.	355,459
4,138	Allegion PLC	471,898
3,525	AMETEK, Inc.	417,818
8,400	Johnson Controls International PLC	386,736
3,900	Kone OYJ	328,056
11,775	Prysmian SpA	386,359
823	Roper Technologies, Inc.	351,421
1,275	Schindler Holding AG	349,276
		3,047,023
	ENGINEERING & CONSTRUCTION - 1.6%
16,903	Boskalis Westminster	391,245
39,905	Fluor Corp. ^	689,159
3,825	Jacobs Engineering Group, Inc.	412,488
4,030	Vinci SA	412,169
		1,905,061
	FOOD - 1.4%
13,521	Associated British Foods PLC	380,881
3,127	J M Smucker Co. ^	366,484
1,800	McCormick & Co., Inc.	336,564
35,175	Orkla ASA	338,382
278,250	Sime Darby Plantation Bhd	334,665
		1,756,976
	FOREST & PAPER PRODUCTS - 0.3%
11,097	UPM-Kymmene OYJ	366,635

	GAS & WATER UTILITIES - 0.6%
39,600	Cia de Saneamento Basico do Estado de Sao Paulo	330,187
14,544	NiSource Inc	351,965
		682,152

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 1.9%
3,594	AmerisourceBergen Corp.	$370,577
6,160	Centene Corp. *	379,764
4,125	DaVita, Inc. *	453,131
2,925	HCA Healthcare, Inc.	439,072
5,601	Henry Schein, Inc. * ^	360,200
6,900	Ramsay Health Care Ltd.	320,563
		2,323,307
	HOME & OFFICE PRODUCTS - 0.3%
8,175	Leggett & Platt, Inc.	352,343

	HOME CONSTRUCTION - 1.6%
4,725	DR Horton, Inc.	352,013
600	Geberit AG	362,532
4,425	Lennar Corp.	335,681
3,573	Mohawk Industries, Inc. *	449,591
10,940	Persimmon PLC	387,921
		1,887,738
	INDUSTRIAL SUPPORT SERVICES - 1.4%
7,650	Fastenal Co.	378,293
3,525	Ferguson PLC	396,438
28,050	Rexel SA	379,993
2,100	United Rentals, Inc. *	476,658
		1,631,382
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
3,525	Intercontinental Exchange, Inc.	371,923
3,000	London Stock Exchange Group PLC	324,658
		696,581
	INSURANCE - 3.7%
2,850	Assurant, Inc.	367,992
4,500	Cincinnati Financial Corp. ^	343,575
93,375	Direct Line Insurance Group PLC	368,745
17,250	Gjensidige Forsikring ASA	377,269
4,350	Globe Life, Inc.	404,985
104,020	Insurance Australia Group Ltd.	394,733
147,602	Legal & General Group PLC	497,961
356	Markel Corp. *	346,683
57,450	RSA Insurance Group PLC	516,949
8,625	Sampo OYJ	373,793
20,267	Unum Group	450,535
		4,443,220
	INTERNET MEDIA & SERVICES - 0.9%
1,788	Naspers Ltd	361,493
12,225	Trip.com Group Ltd. *	410,638
1,605	VeriSign, Inc. *	322,156
		1,094,287
	LEISURE FACILITIES & SERVICES - 0.4%
12,835	Whitbread PLC	519,373

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	MACHINERY - 2.1%
12,068	Flowserve Corp.	$411,277
25,350	IMI PLC	378,371
1,725	Parker-Hannifin Corp.	461,024
17,325	Sandvik AB	389,773
2,400	Snap-on, Inc.	422,040
30,300	WEG SA	417,865
		2,480,350
	MEDICAL EQUIPMENT & DEVICES - 4.8%
3,525	Agilent Technologies, Inc.	412,072
2,400	Cochlear Ltd.	389,800
2,096	Coloplast A/S	313,802
11,625	Demant A/S*	439,032
7,424	Dentsply Sirona, Inc.	377,807
4,425	Edwards Lifesciences Corp. *	371,213
2,714	Essilor International SA	393,961
900	IDEXX Laboratories, Inc. *	414,882
1,239	Illumina, Inc. *	399,070
525	Intuitive Surgical, Inc. *	381,176
375	Mettler-Toledo International, Inc.*	431,265
17,928	Smith & Nephew PLC	347,294
175,200	Top Glove Corp. Bhd	306,191
1,950	Varian Medical Systems, Inc.*	339,261
1,794	Waters Corp. *	416,226
		5,733,052
	METALS & MINING - 4.4%
4,321,800	Adaro Energy Tbk PT	425,446
14,079	Anglo American PLC	416,054
25,575	Antofagasta PLC	427,994
15,525	BHP Group PLC	352,063
11,475	Boliden AB	396,604
29,925	Fortescue Metals Group Ltd.	401,976
22,875	Freeport-McMoRan, Inc.	535,046
22,125	Fresnillo PLC	310,888
140,538	Grupo Mexico SAB de CV	512,467
15,000	Newcrest Mining Ltd.	297,651
5,625	Newmont Mining Corp.	330,863
125,334	Norsk Hydro ASA	509,453
5,550	Rio Tinto PLC	358,177
		5,274,682
	OIL & GAS PRODUCERS - 6.5%
20,232	Ampol Ltd.	456,929
30,473	Apache Corp.	392,797
18,150	Cabot Oil & Gas Corp.	317,988
7,500	Cheniere Energy, Inc. *	425,175
27,450	Cosan SA	400,170
38,985	Devon Energy Corp.	545,400
41,888	Eni SpA	416,034
9,302	EOG Resources, Inc.	436,078
23,550	EQT Corp.	350,424

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	OIL & GAS PRODUCERS (continued) - 6.5%
22,178	Equinor ASA	$351,078
27,669	Kinder Morgan, Inc.	397,880
5,850	Koninklijke Vopak NV	308,112
11,779	Marathon Petroleum Corp.	457,968
32,508	Occidental Petroleum Corp.	512,326
13,789	ONEOK, Inc.	494,611
93,525	Petroleo Brasileiro SA	432,710
3,894	Pioneer Natural Resources Co.	391,659
7,603	Valero Energy Corp.	408,813
17,148	Williams Cos., Inc.	359,765
		7,855,917
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
25,581	Halliburton Co.	424,389
24,035	Helmerich & Payne, Inc.	547,277
32,538	National Oilwell Varco, Inc.	398,916
53,124	TechnipFMC PLC	441,460
		1,812,042
	REAL ESTATE INVESTMENT TRUSTS - 7.1%
1,436	American Tower Corp.	332,003
10,116	Apartment Investment & Management Co.	307,021
2,138	AvalonBay Communities, Inc.	356,169
4,284	Boston Properties, Inc.	420,517
80,573	British Land Co. PLC	507,403
5,135	COVIVIO	420,761
2,174	Crown Castle International Corp.	364,297
54,375	Dexus	391,447
450	Equinix, Inc.	314,006
6,603	Equity Residential	382,446
1,676	Essex Property Trust, Inc.	412,095
26,100	Goodman Group	359,250
120,832	GPT Group	420,246
507,595	Hammerson PLC	146,579
12,322	Healthpeak Properties, Inc.	355,613
31,362	Kimco Realty Corp.	452,867
53,215	Land Securities Group PLC	467,190
50,357	Macerich Co. ^	503,570
3,525	Prologis, Inc.	352,676
1,575	Public Storage	353,524
5,380	Simon Property Group, Inc.	444,227
7,721	SL Green Realty Corp. ^	447,046
		8,510,953
	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
22,950	Ayala Corp.	393,081
550,575	Ayala Land, Inc.	435,147
231,158	Mirvac Group	439,448
		1,267,676

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued) November 30, 2020

Shares		Value
	RENEWABLE ENERGY - 0.4%
2,250	Vestas Wind Systems A/S	$461,209

	RETAIL - CONSUMER STAPLES - 0.9%
975	Costco Wholesale Corp.	381,976
3,706	Dollar Tree, Inc. *	404,843
148,096	Wm Morrison Supermarkets PLC	355,592
		1,142,411
	RETAIL - DISCRETIONARY - 3.8%
300	AutoZone, Inc. *	341,295
3,225	CarMax, Inc. *	301,473
3,600	Genuine Parts Co.	354,132
89,025	Kingfisher PLC *	325,181
16,794	Kohl’s Corp.	540,767
2,100	Lowe’s Cos, Inc.	327,222
264,860	Marks & Spencer Group PLC	444,654
4,350	Next PLC	380,505
750	O’Reilly Automotive, Inc. *	331,830
4,575	Pandora A/S	459,522
3,634	Ross Stores, Inc.	390,728
2,400	Tractor Supply Co.	337,944
		4,535,253
	SEMICONDUCTORS - 4.4%
3,008	Analog Devices, Inc.	418,353
897	ASML Holding NV	390,408
975	Broadcom Ltd.	391,540
12,375	Infineon Technologies AG	436,984
1,872	KLA Corp.	471,688
1,050	Lam Research Corp.	475,293
5,250	Maxim Integrated Products, Inc.	435,960
3,466	Microchip Technology, Inc.	465,796
675	NVIDIA Corp.	361,841
2,775	NXP Semiconductors NV	439,615
11,550	STMicroelectronics NV - ADR ^	457,957
3,447	Xilinx, Inc.	501,711
		5,247,146
	SOFTWARE - 3.1%
1,125	ANSYS, Inc. *	380,318
3,375	Cadence Design Systems, Inc. *	392,512
4,679	Cerner Corp.	350,176
1,425	Palo Alto Networks, Inc. *	418,836
36,900	Sage Group PLC	298,043
750	ServiceNow, Inc. *	400,913
1,908	Splunk, Inc. *	389,575
1,727	Synopsys, Inc. *	392,892
69,750	TOTVS SA	354,827
1,275	Veeva Systems, Inc. *	353,009
		3,731,101

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	SPECIALTY FINANCE - 0.4%
15,000	Housing Development Finance Corp	$457,000
2,977	Isracard Ltd.	9,719
		466,719
	STEEL - 0.8%
7,575	Nucor Corp.	406,777
69,075	Tata Steel Ltd.	538,516
		945,293
	TECHNOLOGY HARDWARE - 1.1%
1,704	Arista Networks, Inc. *	461,273
7,844	NetApp, Inc.	418,164
31,575	Telefonaktiebolaget LM Ericsson	387,220
		1,266,657
	TECHNOLOGY SERVICES - 3.4%
5,025	Cognizant Technology Solutions	392,603
375	CoStar Group, Inc. *	341,464
2,223	Equifax, Inc.	371,019
2,325	Fidelity National Information Services, Inc.	345,053
1,447	FleetCor Technologies, Inc. *	383,759
2,728	Gartner, Inc. *	414,656
24,450	Infosys Ltd.	363,170
4,342	Paychex, Inc.	404,457
10,125	Tata Consultancy Services Ltd.	366,363
1,875	Verisk Analytics, Inc.	371,831
15,353	Western Union Co.	346,364
		4,100,739
	TELECOMMUNICATIONS - 0.3%
35,631	Mobile TeleSystems PJSC - ADR	307,496

	TRANSPORTATION & LOGISTICS - 5.2%
3,385	Aeroports de Paris	428,804
2,161,800	AirAsia Group Bhd *	376,749
118,246	Babcock International Group PLC	533,424
3,375	CH Robinson Worldwide, Inc. ^	317,149
52,642	easyJet PLC	566,033
3,825	Expeditors International of Washington, Inc.	341,840
8,240	Fraport AG Frankfurt Airport	468,981
31,858	Grupo Aeroportuario del Sureste SAB de CV *	475,898
2,625	JB Hunt Transport Services, Inc.	355,110
1,875	Kansas City Southern	349,069
1,725	Kuehne + Nagel International AG	391,950
1,575	Norfolk Southern Corp.	373,307
110,475	Royal Mail PLC	453,826
4,200	Ryanair Holdings PLC - ADR *	435,834
1,725	Union Pacific Corp.	352,038
		6,220,012
	TRANSPORTATION EQUIPMENT - 0.6%
4,125	PACCAR, Inc.	359,122
18,000	Volvo AB	413,907
		773,029

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	WHOLESALE - CONSUMER STAPLES - 0.3%
5,625	Sysco Corp.	$401,006

	WHOLESALE - DISCRETIONARY - 0.4%
10,725	Bunzl PLC	337,771

	TOTAL COMMON STOCKS (Cost $104,539,799)	118,953,409

	STOCK WARRANTS - 0.0%
	APPAREL & TEXTILE PRODUCTS - 0.0%
10,118	Cie Financiere Richemont SA*	2,012

	OIL & GAS PRODUCERS - 0.0%
2,243	Occidental Petroleum Corp. * ^	11,529

	TOTAL STOCK WARRANTS (Cost $5,561)	13,541

	SHORT-TERM INVESTMENT
	COLLATERAL FOR SECURITIES LOANED - 3.1% ^^
	MONEY MARKET FUND - 3.1%
3,737,730	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	3,737,730
	TOTAL MONEY MARKET FUND (Cost $3,737,730)

	TOTAL INVESTMENTS - 101.9% (Cost $108,283,090)	$122,704,680
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(2,251,694)
	NET ASSETS - 100.0%	$120,452,986

^	All or a portion of this security is on loan as of November 30, 2020. The total value of securities on loan as of November 30, 2020 is $3,571,734.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of November 30, 2020 is $3,737,730.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on November 30, 2020.

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS
November 30, 2020

Shares		Value
	COMMON STOCKS - 99.5%
	AEROSPACE & DEFENSE - 1.8%
11,346	AAR Corp.	$321,886
3,162	AeroVironment, Inc. *	270,003
6,448	Barnes Group, Inc.	296,672
3,906	Moog, Inc.	302,168
25,358	Triumph Group, Inc.	333,965
		1,524,694
	APPAREL & TEXTILE PRODUCTS - 0.4%
10,416	Steven Madden Ltd.	327,792

	ASSET MANAGEMENT - 1.7%
16,554	Blucora, Inc. *	215,864
45,446	Boston Private Financial Holdings, Inc.	325,393
18,600	Kennedy-Wilson Holdings, Inc.	297,228
14,880	Sculptor Capital Management, Inc.	209,510
22,878	Waddell & Reed Financial, Inc. ^	376,572
		1,424,567
	AUTOMOTIVE - 2.3%
27,528	American Axle & Manufacturing Holdings, Inc. * ^	219,123
16,058	Dana, Inc.	270,417
2,790	Dorman Products, Inc. *	257,712
6,696	Gentherm, Inc. * ^	380,735
7,141	Methode Electronics, Inc.	250,078
5,208	Standard Motor Products, Inc.	241,078
3,100	Visteon Corp. * ^	374,635
		1,993,778
	BANKING - 9.2%
34,534	Associated Banc-Corp.	529,061
36,580	Brookline Bancorp, Inc.	415,915
32,302	Capitol Federal Financial, Inc.	397,961
22,816	Cathay General Bancorp. ^	644,552
8,866	Community Bank System, Inc.	551,908
11,346	Eagle Bancorp, Inc. ^	417,306
57,412	First BanCorp. ^	455,851
9,300	Flagstar Bancorp, Inc.	325,872
19,282	Great Western Bancorp., Inc.	316,803
14,322	Hilltop Holdings, Inc.	345,017
46,624	Hope Bancorp, Inc.	441,996
41,912	Northwest Bancshares, Inc.	495,819
21,390	Provident Financial Services, Inc.	335,181
13,206	ServisFirst Bancshares, Inc.	498,923
15,376	Southside Bancshares, Inc. ^	452,054
7,936	Texas Capital Bancshares, Inc. *	443,622
14,198	Washington Federal, Inc.	331,807
9,052	Westamerica BanCorp. ^	498,946
		7,898,594

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	BEVERAGES - 0.3%
930	Coca-Cola Consolidated, Inc. ^	$243,372

	BIOTECHNOLOGY & PHARMACEUTICAL - 2.8%
14,880	Aerie Pharmaceuticals, Inc. * ^	184,661
35,092	Amneal Pharmaceuticals, Inc. *	138,613
10,168	Coherus Biosciences, Inc. * ^	187,701
4,464	Enanta Pharmaceuticals, Inc.* ^	183,917
7,750	Halozyme Therapeutics, Inc.*	303,025
3,782	Intercept Pharmaceuticals, Inc.*	134,299
3,658	Pacira Biosciences, Inc.* ^	221,638
5,642	Prestige Consumer Healthcare, Inc.*	200,686
3,534	Sage Therapeutics, Inc. *	261,834
9,238	Supernus Pharmaceuticals, Inc.*	196,769
8,804	Theravance Biopharma, Inc.*	146,058
2,356	Ultragenyx Pharmaceutical Inc. *	279,280
		2,438,481
	CHEMICALS - 3.8%
11,408	Avient Corp.	416,962
3,720	Balchem Corp.	385,727
11,656	Cabot Corp.	482,675
12,028	Chemours Co.	292,641
12,276	GCP Applied Technologies, Inc. *	288,363
4,960	Materion Corp.	289,168
1,612	Quaker Chemical Corp.	398,164
17,298	Univar Solutions, Inc. *	309,634
1,612	WD-40 Co. ^	409,948
		3,273,282
	COMMERCIAL SUPPORT SERVICES - 3.3%
6,758	ABM Industries, Inc.	260,183
3,658	AMN Healthcare Services, Inc.*	238,355
2,666	Corvel Corp.*	238,740
26,350	Covanta Holding Corp.	326,740
7,440	Deluxe Corp. ^	191,506
14,322	Harsco Corp. *	242,758
7,626	HMS Holdings Corp. *	239,609
3,100	Insperity, Inc.	265,050
3,658	TriNet Group, Inc. *	274,350
6,634	US Ecology, Inc. ^	224,826
11,470	Viad Corp.	343,756
		2,845,873
	CONSTRUCTION MATERIALS - 0.9%
2,728	Eagle Materials, Inc.	248,221
2,666	Simpson Manufacturing Co., Inc.	245,005
12,896	Summit Materials, Inc. *	245,024
		738,250

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	CONSUMER SERVICES - 1.4%
4,526	2U, Inc. * ^	$146,235
6,510	Adtalem Global Education, Inc. * ^	186,381
11,842	Matthews International Corp.	316,537
15,004	Perdoceo Education Corp.* ^	170,145
7,192	Rent-A-Center, Inc.	243,233
1,736	Strategic Education, Inc.	162,993
		1,225,524
	CONTAINERS & PACKAGING - 0.3%
20,646	O-I Glass, Inc.	233,713

	ELECTRIC UTILITIES - 1.4%
5,332	MGE Energy, Inc. ^	366,148
8,246	NorthWestern Corp.	478,268
9,052	Otter Tail Corp.	360,451
		1,204,867
	ELECTRICAL EQUIPMENT - 1.5%
4,216	Advanced Energy Industries, Inc. *	406,675
6,076	Badger Meter, Inc. ^	500,905
4,216	OSI Systems, Inc. * ^	371,430
		1,279,010
	ENGINEERING & CONSTRUCTION - 0.7%
4,650	Dycom Industries, Inc. *	292,299
2,666	Installed Building Products, Inc. *	263,454
		555,753
	ENTERTAINMENT CONTENT - 0.3%
8,060	AMC Networks, Inc. * ^	265,738

	FOOD - 1.6%
7,440	B&G Foods, Inc. ^	206,014
8,990	Fresh Del Monte Produce, Inc.	228,256
1,860	J & J Snack Foods Corp. ^	270,425
8,184	Phibro Animal Health Corp. ^	154,596
2,108	Sanderson Farms, Inc.	288,227
7,998	Tootsie Roll Industries, Inc.	247,698
		1,395,216
	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
12,152	Domtar Corp.	365,775
7,936	Louisiana-Pacific Corp.	271,649
6,200	Neenah, Inc.	300,762
4,340	UFP Industries, Inc.	232,841
		1,171,027
	GAS & WATER UTILITIES - 1.1%
5,766	Northwest Natural Holding Co.	276,307
5,890	ONE Gas, Inc.	466,370
15,004	Suburban Propane Partners LP	229,861
		972,538

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	HEALTHCARE FACILITIES & SERVICES - 1.7%
8,370	Acadia Healthcare Co., Inc. * ^	$355,307
67,208	Brookdale Senior Living, Inc. *	284,962
4,836	Ensign Group, Inc.	347,563
7,874	Tenet Healthcare Corp. *	247,480
14,136	Tivity Health, Inc. *	260,526
		1,495,838
	HOME & OFFICE PRODUCTS - 0.8%
7,316	Herman Miller, Inc.	260,742
6,510	HNI Corp.	237,355
2,728	iRobot Corp.*	213,957
		712,054
	HOME CONSTRUCTION - 2.1%
930	Cavco Industries, Inc. *	167,409
10,044	Forestar Group, Inc. *	195,456
1,736	LGI Homes, Inc. *	187,575
4,898	M/I Homes, Inc. *	222,614
4,836	MDC Holdings, Inc.	233,434
2,232	Meritage Homes Corp. *	201,215
3,162	Patrick Industries, Inc.	199,332
10,664	PGT Innovations, Inc. *	198,564
8,866	Taylor Morrison Home Corp. *	224,132
		1,829,731
	HOUSEHOLD PRODUCTS - 1.2%
5,084	Energizer Holdings, Inc. ^	212,969
5,270	Inter Parfums, Inc.	286,214
4,526	Nu Skin Enterprises, Inc.	233,134
25,668	Revlon, Inc. * ^	330,090
		1,062,407
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.5%
8,556	AZZ, Inc.	381,512
3,224	Chart Industries, Inc. * ^	333,233
5,828	EnPro Industries, Inc.	412,681
13,020	Mueller Industries, Inc.	426,535
2,046	Proto Labs, Inc. * ^	282,675
13,206	Raven Industries, Inc.	333,055
		2,169,691
	INDUSTRIAL SUPPORT SERVICES - 0.5%
6,324	WESCO International, Inc. *	412,451

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
6,820	Houlihan Lokey, Inc.	441,800

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	INSURANCE - 2.7%
25,730	CNO Financial Group, Inc.	$547,534
2,666	eHealth, Inc.*	202,589
6,510	FBL Financial Group	338,520
85,664	Genworth Financial, Inc.*	388,915
7,192	National General Holdings Corp.	245,103
4,712	Safety Insurance Group, Inc.	335,730
11,222	United Fire Group, Inc.	245,425
		2,303,816
	INTERNET MEDIA SERVICES - 0.2%
806	Stamps.com, Inc. *	151,093

	LEISURE FACILITIES & SERVICES - 2.5%
8,060	Brinker International, Inc. ^	403,887
11,160	Cheesecake Factory, Inc. ^	418,277
5,022	Dine Brands Global, Inc.	316,235
17,980	Extended Stay America, Inc.	246,506
12,896	SeaWorld Entertainment, Inc. *	359,798
10,602	St. Joe Co. * ^	349,972
		2,094,675
	LEISURE PRODUCTS - 0.7%
11,036	Callaway Golf Co.	234,515
1,984	Fox Factory Holding Corp.*	173,144
3,348	Winnebago Industries, Inc.	177,210
		584,869
	MACHINERY - 3.0%
3,224	Alamo Group, Inc.	437,561
5,456	Albany International Corp.	373,900
4,464	ESCO Technologies, Inc.	441,490
13,392	Federal Signal Corp.	415,554
2,852	John Bean Technologies Corp.	315,317
4,526	Tennant Co. ^	303,966
33,976	Welbilt, Inc. *	321,073
		2,608,861
	MEDICAL EQUIPMENT & DEVICES - 3.7%
6,448	Avanos Medical, Inc. *	273,331
5,022	BioTelemetry, Inc.* ^	278,269
4,030	Cantel Medical Corp. ^	239,503
9,734	CryoLife, Inc. *	202,662
6,324	Inogen, Inc. * ^	221,783
3,410	Integer Holdings Corp.*	245,827
15,376	Lantheus Holdings, Inc. *	202,348
6,076	Luminex Corp.	144,183
4,898	Merit Medical Systems, Inc. *	269,733
14,508	Myriad Genetics, Inc. * ^	254,470
12,462	Natus Medical, Inc. *	260,705
3,038	Neogen Corp. *	225,480
10,478	OraSure Technologies, Inc. * ^	125,736
12,090	Varex Imaging Corp. * ^	201,661
		3,145,691

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	METALS & MINING - 1.6%
55,614	Alliance Resource Partners LP	$250,263
29,078	Coeur Mining, Inc. *	206,163
4,712	Compass Minerals International, Inc.	294,312
5,456	Encore Wire Corp. ^	281,912
4,154	Kaiser Aluminum Corp.	323,929
		1,356,579
	OIL & GAS PRODUCERS - 2.8%
17,174	Callon Petroleum Co. *	163,325
14,136	Crestwood Equity Partners LP	230,558
89,714	Enerplus Corp.	227,874
73,532	EnLink Midstream LLC	272,068
131,936	Kosmos Energy Ltd.	232,207
1,674	Murphy USA, Inc. *	214,607
45,260	NGL Energy Partners LP	98,667
15,934	PDC Energy, Inc. *	266,416
135,470	QEP Resources, Inc.	218,107
7,440	Sunoco LP	206,758
22,134	Viper Energy Partners LP	247,901
		2,378,488
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
30,814	Archrock, Inc.	239,425
4,898	Dril-Quip, Inc. *	139,201
79,484	Frank’s International NV *	177,249
3,968	Nabors Industries Ltd. ^	207,884
36,084	NOW, Inc. * ^	201,349
43,028	Oceaneering International, Inc. *	261,180
48,856	Oil States International, Inc. *	216,921
63,240	Patterson-UTI Energy, Inc. ^	272,564
		1,715,773
	PUBLISHING & BROADCASTING - 0.8%
177,258	Clear Channel Outdoor Holdings, Inc. *	267,660
16,120	EW Scripps Co.	205,691
9,114	Scholastic Corp.	216,184
		689,535
	REAL ESTATE INVESTMENT TRUSTS- 8.2%
19,654	Acadia Realty Trust	279,087
4,464	Agree Realty Corp.	294,178
10,664	American Assets Trust, Inc.	305,950
22,444	CoreCivic, Inc.	159,128
11,904	Corporate Office Properties Trust	317,004
44,764	DiamondRock Hospitality Co. ^	336,625
17,050	GEO Group, Inc. ^	161,123
9,548	Getty Realty Corp.	271,068
26,598	Lexington Realty Trust	271,566

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (continued) - 8.2%
15,810	Mack-Cali Realty Corp.	$215,965
8,866	Office Properties Income Trust	202,588
13,454	Outfront Media, Inc.	254,819
19,406	Pebblebrook Hotel Trust	359,011
18,352	Physicians Realty Trust	318,407
2,666	PS Business Parks, Inc.	351,379
4,526	QTS Realty Trust, Inc.	268,890
26,908	RLJ Lodging Trust	331,776
6,262	Ryman Hospitality Properties, Inc.	401,958
5,704	Saul Centers, Inc.	177,965
28,706	Service Properties Trust	340,453
39,205	Summit Hotel Properties, Inc.	340,691
32,054	Tanger Factory Outlet Centers, Inc. ^	302,910
5,394	Taubman Centers, Inc.	230,432
17,670	Uniti Group, Inc.	181,648
15,624	Urban Edge Properties	326,698
		7,001,319
	RENEWABLE ENERGY - 0.4%
4,340	EnerSys	355,055

	RETAIL - CONSUMER STAPLES - 0.8%
4,464	Big Lots, Inc.	230,655
3,472	PriceSmart, Inc.	282,204
4,829	Weis Markets, Inc. ^	230,005
		742,864
	RETAIL - DISCRETIONARY - 4.4%
11,594	Buckle, Inc. ^	310,951
7,688	Builders FirstSource, Inc. *	287,608
6,820	Children’s Place, Inc. ^	293,124
30,814	Designer Brands, Inc. ^	243,431
7,688	Dillard’s, Inc. ^	359,491
2,356	Group 1 Automotive, Inc. ^	279,916
17,422	Guess?, Inc. ^	292,515
930	Lithia Motors, Inc. ^	269,049
23,560	Michaels Cos., Inc. *	233,008
682	RH * ^	309,055
16,740	Sally Beauty Holdings, Inc. * ^	192,510
3,906	Sleep Number Corp. *	271,037
4,836	Sonic Automotive, Inc. ^	195,278
10,540	Urban Outfitters, Inc. *	288,585
		3,825,558
	SEMICONDUCTORS - 2.7%
17,794	Amkor Technology, Inc. *	262,284
4,960	Brooks Automation, Inc.	362,030
11,594	Cohu, Inc. ^	329,154
10,912	CTS Corp.	332,380
11,966	Kulicke & Soffa Industries, Inc.	364,365
5,642	Power Integrations, Inc.	402,782
17,732	Rambus, Inc. * ^	278,747
		2,331,742

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	SOFTWARE - 4.7%
3,534	Blackbaud, Inc. ^	$194,688
6,448	Cornerstone OnDemand, Inc. * ^	284,679
8,680	Ebix, Inc.	295,207
8,494	Inovalon Holdings, Inc. *	158,583
4,092	LivePerson, Inc. * ^	239,055
1,922	MicroStrategy, Inc. *	658,804
3,596	New Relic, Inc.*	214,789
15,314	NextGen Healthcare, Inc. *	271,670
3,596	Omnicell, Inc. * ^	377,041
7,378	Progress Software Corp.	295,858
2,356	Qualys, Inc. * ^	223,844
4,402	SPS Commerce, Inc. *	453,714
6,386	Verint Systems, Inc. *	363,747
		4,031,679
	SPECIALTY FINANCE - 2.6%
20,646	Apollo Commercial Real Estate Finance, Inc.	222,564
5,456	Encore Capital Group, Inc. *	186,268
3,348	FirstCash, Inc.	215,075
56,854	Invesco Mortgage Capital, Inc.	188,755
558	LendingTree, Inc.*	142,614
9,300	Mr. Cooper Group, Inc.*	247,938
2,790	Nelnet, Inc.	189,441
5,766	PRA Group, Inc. *	240,039
28,272	SLM Corp.	299,966
3,658	Walker & Dunlop, Inc.	292,677
		2,225,337
	STEEL - 1.2%
23,002	Allegheny Technologies, Inc. *	310,297
30,256	United States Steel Corp.	429,332
6,138	Worthington Industries, Inc.	317,457
		1,057,086
	TECHNOLOGY HARDWARE - 3.2%
34,348	3D Systems Corp. *	314,284
12,648	Benchmark Electronics, Inc. ^	307,599
4,278	Fabrinet *	292,230
35,092	Fitbit, Inc. *	251,961
16,120	Knowles Corp. * ^	273,717
9,610	Plantronics, Inc.	262,545
10,788	Sanmina Corp. * ^	343,220
7,316	Super Micro Computer, Inc. * ^	206,384
21,824	TTM Technologies, Inc. * ^	285,021
2,790	Vicor Corp. * ^	228,668
		2,765,629
	TECHNOLOGY SERVICES - 1.8%
7,502	Cardtronics PLC *	182,149
3,968	ExlService Holdings, Inc. *	330,376
3,658	Green Dot Corp. * ^	195,922
8,370	Sykes Enterprises, Inc.*	314,963
4,595	TTEC Holdings, Inc.	310,898
5,146	Virtusa Corp.* ^	257,712
		1,592,020

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	TELECOMMUNICATIONS - 1.2%
12,276	8x8, Inc. * ^	$242,697
2,480	Cogent Communications Holdings, Inc.	144,187
7,564	Iridium Communications, Inc.*	242,729
7,502	United States Cellular Corp.* ^	235,188
16,430	Vonage Holdings Corp.*	211,290
		1,076,091
	TRANSPORTATION & LOGISTICS - 1.9%
1,488	Allegiant Travel Co.	253,243
20,460	Heartland Express, Inc.	378,101
6,200	Kirby Corp. *	313,720
7,316	Matson, Inc.	425,279
5,890	SkyWest, Inc.	252,858
		1,623,201
	TRANSPORTATION EQUIPMENT - 0.3%
6,138	Navistar International Corp.*	271,668

	WHOLESALE - CONSUMER STAPLES - 0.3%
3,348	Calavo Growers, Inc.	239,817

	WHOLESALE - DISCRETIONARY - 0.3%
2,976	ePlus, Inc. *	250,907

	TOTAL COMMON STOCKS (Cost $73,668,430)	85,555,394

	COLLATERAL FOR SECURITIES LOANED - 15.3% ^^
	MONEY MARKET FUND - 15.3%
13,147,841	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	13,147,841
	TOTAL MONEY MARKET FUND (Cost $13,147,841)

	TOTAL INVESTMENTS - 114.8% (Cost $86,816,271)	$98,703,235
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.8)%	(12,715,362)
	NET ASSETS - 100.0%	$85,987,873

^	All or a portion of this security is on loan as of November 30, 2020. The total value of securities on loan as of November 30, 2020 is $12,589,850.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of November 30, 2020 is $13,147,841.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on November 30, 2020.

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS
November 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 96.2%
	AUTOMOTIVE - 0.8%
1,196,000	Aptiv PLC	4.250	1/15/2026	$1,376,430

	BANKING - 0.8%
1,265,000	People’s United Financial, Inc.	3.650	12/6/2022	1,331,025

	BIOTECHNOLOGY & PHARMACEUTICAL - 0.9%
1,196,000	Zoetis, Inc.	3.900	8/20/2028	1,416,686

	CHEMICALS - 0.2%
275,000	LyondellBasell Industries NV	5.750	4/15/2024	315,968

	COMMERCIAL SUPPORT SERVICES - 2.2%
58,000	Block Financial LLC	5.500	11/1/2022	61,868
1,196,000	Cintas Corp. No. 2	3.700	4/1/2027	1,377,981
140,000	Republic Services, Inc.	3.550	6/1/2022	145,417
1,360,000	Republic Services, Inc.	2.900	7/1/2026	1,498,178
500,000	Waste Connections, Inc.	3.500	5/1/2029	572,643
				3,656,087
	CONTAINERS & PACKAGING - 1.0%
275,000	International Paper Co.	3.650	6/15/2024	301,539
1,285,000	International Paper Co.	3.000	2/15/2027	1,416,291
				1,717,830
	DIVERSIFIED INDUSTRIALS - 2.1%
200,000	Dover Corp.	3.150	11/15/2025	220,147
1,531,000	Honeywell International, Inc.	2.500	11/1/2026	1,684,323
1,496,000	Illinois Tool Works, Inc.	2.650	11/15/2026	1,655,169
				3,559,639
	ELECTRIC & GAS MARKETING & TRADING - 0.8%
1,072,000	CenterPoint Energy Resources Corp.	4.000	12/1/2028	1,273,315

	ELECTRIC UTILITIES - 3.9%
112,000	CenterPoint Energy, Inc.	2.500	9/1/2022	115,855
300,000	Entergy Corp.	2.950	9/1/2026	331,607
70,000	Kentucky Utilities Co.	3.300	10/1/2025	77,698
1,776,000	PPL Capital Funding, Inc.	4.200	6/15/2022	1,862,223
1,426,000	PPL Capital Funding, Inc.	3.500	12/1/2022	1,505,901
1,426,000	PPL Electric Utilities Corp.	3.000	9/15/2021	1,447,080
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	10,316
1,106,000	WEC Energy Group, Inc.	3.550	6/15/2025	1,234,164
				6,584,844
	ELECTRICAL EQUIPMENT - 4.6%
1,035,000	Amphenol Corp.	4.000	2/1/2022	1,067,256
1,711,000	Amphenol Corp.	4.350	6/1/2029	2,074,910
1,211,000	Amphenol Corp.	2.800	2/15/2030	1,322,685
1,234,000	Roper Technologies, Inc.	3.800	12/15/2026	1,420,941
1,550,000	Roper Technologies, Inc.	2.950	9/15/2029	1,713,063
				7,598,855
	FOOD - 3.5%
1,000,000	Conagra Brands, Inc.	4.850	11/1/2028	1,245,584
1,426,000	JM Smucker Co.	3.500	10/15/2021	1,465,242
1,126,000	JM Smucker Co.	3.500	3/15/2025	1,253,958
1,583,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	1,822,051
				5,786,835

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	GAS & WATER UTILITIES - 1.1%
1,562,000	NiSource, Inc.	3.490	5/15/2027	$1,759,716

	HEALTHCARE FACILITIES & SERVICES - 3.2%
1,106,000	AmerisourceBergen Corp.	3.400	5/15/2024	1,200,265
1,446,000	AmerisourceBergen Corp.	3.250	3/1/2025	1,589,282
1,137,000	Evernorth Health, Inc.	3.900	2/15/2022	1,181,618
125,000	Evernorth Health, Inc.	4.500	2/25/2026	145,074
1,203,000	Evernorth Health, Inc.	3.400	3/1/2027	1,314,257
				5,430,496
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
700,000	Brookfield Finance, Inc.	4.850	3/29/2029	856,425
1,196,000	Cboe Global Markets, Inc.	3.650	1/12/2027	1,371,128
				2,227,553
	INSURANCE - 1.0%
1,196,000	Globe Life, Inc.	4.550	9/15/2028	1,432,546
200,000	Old Republic International Corp.	3.875	8/26/2026	230,273
				1,662,819
	MACHINERY - 1.6%
1,106,000	Parker-Hannifin Corp.	3.300	11/21/2024	1,212,038
1,253,000	Parker-Hannifin Corp.	3.250	6/14/2029	1,424,725
				2,636,763
	OIL & GAS PRODUCERS - 10.7%
1,426,000	EOG Resources, Inc.	2.625	3/15/2023	1,491,240
723,000	EOG Resources, Inc.	4.150	1/15/2026	837,178
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	43,018
1,230,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	1,294,869
375,000	Kinder Morgan, Inc.	4.300	6/1/2025	426,833
1,106,000	Marathon Petroleum Corp.	3.625	9/15/2024	1,190,416
1,196,000	Noble Energy, Inc.	3.900	11/15/2024	1,334,462
1,196,000	ONEOK, Inc.	4.350	3/15/2029	1,311,344
1,106,000	ONEOK Partners LP	4.900	3/15/2025	1,224,093
750,000	Total Capital International SA	3.455	2/19/2029	866,694
1,446,000	Total Capital International SA	2.829	1/10/2030	1,616,122
1,196,000	Valero Energy Corp.	3.400	9/15/2026	1,290,909
385,000	Williams Cos., Inc.	4.000	9/15/2025	431,964
1,277,000	Williams Cos., Inc.	3.350	8/15/2022	1,333,213
1,425,000	Williams Cos., Inc.	4.300	3/4/2024	1,565,903
1,446,000	Williams Cos., Inc.	3.900	1/15/2025	1,598,872
				17,857,130
	OIL & GAS SERVICES & EQUIPMENT - 4.8%
1,510,000	Baker Hughes a GE Co. LLC	2.773	12/15/2022	1,577,552
1,808,000	Baker Hughes a GE Co. LLC	3.337	12/15/2027	1,994,343
1,206,000	Halliburton Co.	3.800	11/15/2025	1,334,708
389,000	National Oilwell Varco, Inc.	2.600	12/1/2022	399,350
2,600,000	National Oilwell Varco, Inc.	3.600	12/1/2029	2,644,284
				7,950,237
	REAL ESTATE INVESTMENT TRUSTS - 23.1%
25,000	American Homes 4 Rent LP	4.900	2/15/2029	30,265
300,000	American Tower Corp.	4.700	3/15/2022	316,689
1,256,000	American Tower Corp.	3.125	1/15/2027	1,382,805
1,426,000	AvalonBay Communities, Inc.	2.950	9/15/2022	1,481,429
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	41,924
1,696,000	AvalonBay Communities, Inc.	3.200	1/15/2028	1,883,469

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	REAL ESTATE INVESTMENT TRUSTS (continued) - 23.1%
1,426,000	Boston Properties LP	4.125	5/15/2021	$1,436,714
1,196,000	Boston Properties LP	3.850	2/1/2023	1,273,047
1,196,000	Boston Properties LP	2.750	10/1/2026	1,289,018
1,381,000	CC Holdings GS V LLC	3.849	4/15/2023	1,483,073
1,100,000	Crown Castle International Corp.	5.250	1/15/2023	1,207,056
35,000	Duke Realty LP	4.000	9/15/2028	41,204
1,293,000	ERP Operating LP	4.625	12/15/2021	1,335,420
1,426,000	ERP Operating LP	3.000	4/15/2023	1,501,676
1,426,000	Kimco Realty Corp.	3.400	11/1/2022	1,500,125
30,000	Kimco Realty Corp.	2.800	10/1/2026	32,444
1,196,000	Kimco Realty Corp.	2.700	3/1/2024	1,263,540
1,381,000	Prologis LP	3.750	11/1/2025	1,572,304
1,196,000	Prologis LP	3.875	9/15/2028	1,409,767
1,161,000	Prologis LP	2.250	4/15/2030	1,244,923
1,196,000	Realty Income Corp.	4.125	10/15/2026	1,398,029
1,148,000	Realty Income Corp.	3.000	1/15/2027	1,255,656
1,196,000	Realty Income Corp.	3.650	1/15/2028	1,357,386
1,696,000	Simon Property Group LP	2.500	7/15/2021	1,709,580
1,696,000	Simon Property Group LP	2.750	2/1/2023	1,769,383
1,196,000	Simon Property Group LP	3.750	2/1/2024	1,295,718
1,496,000	Simon Property Group LP	3.250	11/30/2026	1,645,677
1,081,000	Ventas Realty LP	3.750	5/1/2024	1,175,804
1,196,000	Ventas Realty LP	3.500	2/1/2025	1,319,201
10,000	Ventas Realty LP	4.125	1/15/2026	11,454
1,196,000	Ventas Realty LP	3.250	10/15/2026	1,309,253
1,081,000	Welltower, Inc.	4.500	1/15/2024	1,193,404
1,211,000	Welltower, Inc.	4.000	6/1/2025	1,367,398
				38,534,835
	RETAIL - CONSUMER STAPLES - 3.4%
1,350,000	Costco Wholesale Corp.	2.300	5/18/2022	1,388,033
1,446,000	Costco Wholesale Corp.	2.750	5/18/2024	1,557,098
1,218,000	Costco Wholesale Corp.	3.000	5/18/2027	1,375,927
1,211,000	Dollar Tree Inc	4.200	5/15/2028	1,438,012
				5,759,070
	RETAIL - DISCRETIONARY - 9.3%
1,606,000	AutoZone, Inc.	3.125	7/15/2023	1,703,100
150,000	AutoZone, Inc.	2.500	4/15/2021	150,917
1,156,000	AutoZone, Inc.	3.125	4/21/2026	1,276,418
1,196,000	AutoZone, Inc.	3.750	6/1/2027	1,375,072
1,100,000	Kohl’s Corp.	4.250	7/17/2025	1,175,236
2,196,000	Lowe’s Companies, Inc.	3.750	4/15/2021	2,204,438
1,426,000	Lowe’s Companies, Inc.	3.800	11/15/2021	1,460,134
1,581,000	Lowe’s Companies, Inc.	3.120	4/15/2022	1,632,985
1,196,000	Lowe’s Companies, Inc.	3.125	9/15/2024	1,299,175
145,000	Lowe’s Companies, Inc.	3.375	9/15/2025	162,431
1,176,000	Lowe’s Companies, Inc.	2.500	4/15/2026	1,275,031
1,565,000	Lowe’s Companies, Inc.	3.100	5/3/2027	1,753,842
				15,468,779

	SEMICONDUCTORS - 4.4%
1,196,000	Analog Devices, Inc.	3.900	12/15/2025	1,364,988
270,000	Analog Devices, Inc.	3.500	12/5/2026	305,993
750,000	Broadcom Corp.	3.625	1/15/2024	809,052
1,446,000	Broadcom Corp.	3.875	1/15/2027	1,624,957
1,196,000	Lam Research Corp.	3.800	3/15/2025	1,339,367
1,570,000	Lam Research Corp.	4.000	3/15/2029	1,885,454
18,000	Marvell Technology Group Ltd.	4.875	6/22/2028	21,330
				7,351,141

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SPECIALTY FINANCE - 0.8%
1,265,000	Air Lease Corp.	3.500	1/15/2022	$1,300,858

	TRANSPORTATION & LOGISTICS - 7.1%
1,314,000	Norfolk Southern Corp.	3.250	12/1/2021	1,344,316
1,626,000	Norfolk Southern Corp.	3.000	4/1/2022	1,675,069
1,232,000	Norfolk Southern Corp.	3.850	1/15/2024	1,346,307
1,376,000	Norfolk Southern Corp.	2.900	6/15/2026	1,525,406
1,196,000	Union Pacific Corp.	3.646	2/15/2024	1,297,770
1,395,000	Union Pacific Corp.	3.750	3/15/2024	1,522,734
125,000	Union Pacific Corp.	2.750	3/1/2026	136,580
1,196,000	Union Pacific Corp.	3.000	4/15/2027	1,326,512
1,446,000	Union Pacific Corp.	3.950	9/10/2028	1,715,223
				11,889,917
	WHOLESALE - CONSUMER STAPLES - 3.6%
1,446,000	Sysco Corp.	2.600	6/12/2022	1,494,239
1,331,000	Sysco Corp.	3.750	10/1/2025	1,496,583
1,421,000	Sysco Corp.	3.300	7/15/2026	1,574,088
1,296,000	Sysco Corp.	3.250	7/15/2027	1,432,706
				5,997,616

	TOTAL CORPORATE BONDS (Cost $155,465,239)			160,444,444

	TOTAL INVESTMENTS - 96.2% (Cost - $155,465,239)			$160,444,444
	OTHER ASSETS LESS LIABILITIES - 3.8%			6,384,227
	NET ASSETS - 100.0%			$166,828,671

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS
November 30, 2020

Shares		Value
	COMMON STOCKS - 98.9%
	AUTOMOTIVE - 0.9%
10,707	Aptiv PLC	$1,270,921

	BANKING - 0.8%
34,993	Regions Financial Corp.	534,343
1,909	SVB Financial Group *	658,338
		1,192,681
	BIOTECHNOLOGY & PHARMACEUTICAL - 5.5%
8,881	Alexion Pharmaceuticals, Inc. *	1,084,459
3,901	Regeneron Pharmaceuticals, Inc. *	2,013,033
10,613	Vertex Pharmaceuticals, Inc. *	2,417,111
16,954	Zoetis, Inc.	2,719,083
		8,233,686
	CHEMICALS - 0.3%
4,233	International Flavors & Fragrances, Inc. ^	474,519

	COMMERCIAL SUPPORT SERVICES - 2.9%
3,652	Cintas Corp.	1,297,556
11,952	Republic Services, Inc.	1,155,997
15,936	Waste Management, Inc.	1,898,456
		4,352,009
	CONSTRUCTION MATERIALS - 1.0%
2,573	Martin Marietta Materials, Inc.	683,466
5,312	Vulcan Materials Co.	741,821
		1,425,287
	CONTAINERS & PACKAGING - 1.0%
15,936	International Paper Co.	788,513
6,059	Sealed Air Corp.	273,019
10,956	WestRock Co.	462,453
		1,523,985
	DIVERSIFIED INDUSTRIALS - 7.1%
5,478	Dover Corp.	668,480
23,240	Emerson Electric Co.	1,785,297
27,556	Honeywell International, Inc.	5,619,220
11,775	Illinois Tool Works, Inc.	2,485,585
		10,558,582
	ELECTRIC UTILITIES - 7.7%
8,881	Alliant Energy Corp.	467,141
18,924	American Electric Power Co., Inc.	1,606,458
19,920	CenterPoint Energy, Inc. ^	461,945
12,284	Consolidated Edison, Inc.	936,655
7,055	DTE Energy Co.	887,590
7,304	Entergy Corp.	795,040
72,708	NextEra Energy, Inc.	5,350,582
11,371	WEC Energy Group, Inc.	1,079,676
		11,585,087
	ELECTRICAL EQUIPMENT - 3.8%
8,632	AMETEK, Inc.	1,023,151

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 3.8%
10,790	Amphenol Corp.	$1,411,440
15,272	Fortive Corp.	1,071,025
27,639	Johnson Controls International PLC	1,272,500
6,889	Keysight Technologies, Inc. *	826,956
		5,605,072
	ENTERTAINMENT CONTENT - 1.0%
26,361	Discovery, Inc. * ^	709,375
29,277	Discovery, Inc. - Class C *	703,234
		1,412,609
	FOOD - 0.6%
4,897	McCormick & Co., Inc.	915,641

	GAS & WATER UTILITIES - 0.2%
14,359	NiSource, Inc.	347,488

	HEALTHCARE FACILITIES & SERVICES - 2.5%
8,051	AmerisourceBergen Corp.	830,139
22,161	Centene Corp. *	1,366,226
5,229	Henry Schein, Inc. *	336,277
7,044	IQVIA Holdings, Inc. *	1,190,366
		3,723,008
	HOME CONSTRUCTION - 0.9%
13,197	DR Horton, Inc.	983,177
2,656	Mohawk Industries, Inc. *	334,204
		1,317,381
	INDUSTRIAL SUPPORT SERVICES - 0.4%
2,739	United Rentals, Inc. *	621,698

	INSURANCE - 0.8%
27,794	Aflac, Inc.	1,220,990

	MACHINERY - 3.3%
20,999	Caterpillar, Inc.	3,645,216
4,980	Parker-Hannifin Corp.	1,330,955
		4,976,171
	MEDICAL EQUIPMENT & DEVICES - 5.2%
11,371	Agilent Technologies, Inc.	1,329,270
3,237	Align Technology, Inc. *	1,557,936
22,078	Edwards Lifesciences Corp. *	1,852,123
5,561	Illumina, Inc. *	1,791,142
1,826	Teleflex, Inc.	698,902
2,490	Waters Corp. *	577,705
		7,807,078
	METALS & MINING - 2.3%
27,556	Newmont Goldcorp Corp.	1,620,844
29,382	Southern Copper Corp.	1,744,409
		3,365,253

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	OIL & GAS PRODUCERS - 1.7%
9,545	Cheniere Energy, Inc. *	$541,106
7,138	Concho Resources, Inc.	410,292
22,078	EOG Resources Inc	1,035,017
6,225	Pioneer Natural Resources Co.	626,110
		2,612,525
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
30,212	Halliburton Co.	501,217
14,442	National Oilwell Varco, Inc.	177,059
54,033	Schlumberger NV	1,123,346
16,185	TechnipFMC PLC	134,497
		1,936,119
	REAL ESTATE INVESTMENT TRUSTS - 10.8%
4,731	Alexandria Real Estate Equities, Inc.	774,607
16,600	American Tower Corp.	3,837,920
16,019	Crown Castle International Corp.	2,684,304
3,071	Equinix, Inc.	2,142,913
15,178	Equity Residential	879,110
25,315	Prologis, Inc.	2,532,766
12,699	Realty Income Corp.	761,559
3,984	SBA Communications Corp.	1,144,125
11,609	Simon Property Group, Inc.	958,555
6,391	WP Carey, Inc.	442,321
		16,158,180
	RETAIL - CONSUMER STAPLES - 4.4%
16,600	Costco Wholesale Corp.	6,503,382

	RETAIL - DISCRETIONARY - 3.8%
27,556	Lowe’s Cos, Inc.	4,293,776
12,865	Ross Stores, Inc.	1,383,245
		5,677,021
	SEMICONDUCTORS - 11.9%
14,193	Analog Devices, Inc.	1,973,962
22,244	NVIDIA Corp.	11,924,118
11,039	NXP Semiconductors NV	1,748,798
5,810	Skyworks Solutions, Inc.	820,198
8,632	Xilinx, Inc.	1,256,387
		17,723,463
	SOFTWARE - 2.0%
3,403	Palo Alto Networks, Inc. *	1,000,210
9,545	SS&C Technologies Holdings, Inc.	657,555
5,633	Synopsys, Inc. *	1,281,507
		2,939,272
	STEEL - 0.4%
11,122	Nucor Corp.	597,251

	TECHNOLOGY HARDWARE - 1.2%
7,315	Garmin Ltd.	854,099
47,614	Hewlett Packard Enterprise Co.	525,658

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	TECHNOLOGY HARDWARE (continued) - 1.2%
8,466	NetApp, Inc.	$451,322
		1,831,079
	TECHNOLOGY SERVICES - 5.8%
18,343	Cognizant Technology Solutions Corp.	1,433,138
4,731	Equifax, Inc.	789,604
3,320	Gartner, Inc. *	504,640
10,873	Global Payments, Inc.	2,122,301
3,154	MSCI, Inc.	1,291,311
13,778	Paychex, Inc.	1,283,421
5,810	Verisk Analytics, Inc.	1,152,181
		8,576,596
	TRANSPORTATION & LOGISTICS - 5.8%
29,299	CSX Corp. ^	2,638,375
4,233	JB Hunt Transport Services, Inc.	572,640
26,964	Union Pacific Corp.	5,502,813
		8,713,828
	TRANSPORTATION EQUIPMENT - 0.7%
12,273	PACCAR, Inc.	1,068,487

	WHOLESALE - CONSUMER STAPLES - 0.9%
19,516	Sysco Corp	1,391,296

	TOTAL COMMON STOCKS (Cost $120,579,983)	147,657,645

	COLLATERAL FOR SECURITIES LOANED - 1.1% ^^
	MONEY MARKET FUND - 1.1%
1,631,705	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	1,631,705
	TOTAL MONEY MARKET FUND (Cost $1,631,705)

	TOTAL INVESTMENTS - 100.0% (Cost $122,211,688)	$149,289,350
	OTHER ASSETS LESS LIABILITIES - 0.0%	31,132
	NET ASSETS - 100.0%	$149,320,482

^	All or a portion of this security is on loan as of November 30, 2020. The total value of securities on loan as of November 30, 2020 is $1,561,570.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of November 30, 2020 is $1,631,705.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on November 30, 2020.

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS
November 30, 2020

Shares		Value
	COMMON STOCKS - 98.8%
	AEROSPACE & DEFENSE - 0.7%
97,043	Embraer SA - ADR ^ *	$579,347

	APPAREL & TEXTILE PRODUCTS - 1.3%
6,290	Cie Financiere Richemont SA	524,433
1,908	Swatch Group AG	472,521
		996,954
	ASSET MANAGEMENT - 2.1%
4,876	Groupe Bruxelles Lambert SA	476,413
309,679	Melrose Industries PLC	634,626
477	Partners Group Holding AG	513,725
		1,624,764
	AUTOMOTIVE - 3.6%
5,194	Aptiv PLC	616,528
4,082	Cie Generale des Etablissements Michelin	510,018
16,112	Nokian Renkaat OYJ	567,788
48,230	Tata Motors Ltd. - ADR ^ *	575,866
14,151	Valeo SA	550,480
		2,820,680
	BANKING - 12.8%
80,931	Bank Hapoalim BM *	530,651
97,096	Bank Leumi Le-Israel	545,861
88,192	Commerzbank AG *	549,631
9,699	Commonwealth Bank of Australia	565,090
48,972	Credit Agricole SA	566,706
33,602	Danske Bank A/S	555,398
9,116	HDFC Bank Ltd. - ADR ^ *	629,004
43,391	ICICI Bank Ltd. - ADR *	558,008
256,944	Investec PLC	636,670
8,692	KBC Group NV	607,207
5,053	Macquarie Group Ltd.	516,311
116,176	Malayan Banking Bhd - ADR	521,630
9,787	mBank SA * ^	395,345
492,608	Metropolitan Bank & Trust Co.	491,276
36,729	National Australia Bank Ltd.	619,490
185,924	Natixis SA	573,798
78,387	Nedbank Group Ltd.	620,461
27,030	Raiffeisen Bank International AG	519,273
		10,001,810
	CHEMICALS - 7.6%
2,756	A ir Liquide SA	453,795
2,412,193	AKR Corporindo Tbk PT	497,130
4,452	AKZO Nobel NV	474,288
3,975	Arkema SA	464,649
6,837	Brenntag AG	523,910
5,618	Croda International PLC	446,719

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	CHEMICALS (continued) - 7.6%
106	Givaudan SA	$433,695
124,921	ICL Group Ltd.	593,431
11,713	Imerys SA	481,982
14,734	Johnson Matthey PLC	437,475
69,695	K+S AG	629,771
5,936	LyondellBasell Industries NV	505,154
		5,941,999
	COMMERCIAL SUPPORT SERVICES - 3.1%
19,281	Bureau Veritas SA	499,104
9,275	Edenred	531,772
159,758	G4S PLC	471,360
5,459	Intertek Group PLC	402,446
8,745	Randstad Holding NV	543,960
		2,448,642
	CONSTRUCTION MATERIALS - 1.4%
19,928	James Hardie Industries PLC - ADR	579,282
9,599	LafargeHolcim Ltd.	505,344
		1,084,626
	CONSUMER SERVICES - 0.5%
420,926	Cogna Educacao - ADR	349,495

	CONTAINERS & PACKAGING - 1.2%
40,174	AMCOR PLC - ADR	450,546
56,985	Brambles Ltd.	460,204
		910,750
	DIVERSIFIED INDUSTRIALS - 1.3%
19,575	Alfa Laval AB	495,228
9,752	Pentair PLC	505,349
		1,000,577
	ELECTRIC UTILITIES - 3.5%
367,834	Aboitiz Equity Ventures, Inc.	322,849
44,202	AGL Energy Ltd.	439,698
227,399	Cia Energetica de Minas Gerais - ADR ^	550,306
48,447	Enel SpA	485,061
135,998	Origin Energy Ltd.	519,089
41,870	Tenaga Nasional Bhd - ADR	393,578
		2,710,581
	ELECTRICAL EQUIPMENT - 3.6%
17,437	ABB Ltd.	461,687
4,505	Allegion PLC	513,750
10,600	Johnson Controls International PLC	488,024
5,088	Kone OYJ	427,987
15,264	Prysmian SpA	500,839
1,590	Schindler Holding AG	435,568
		2,827,855

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	ENGINEERING & CONSTRUCTION - 1.3%
21,617	Boskalis Westminster	$500,358
5,141	Vinci SA	525,797
		1,026,155
	FOOD - 1.2%
18,497	Associated British Foods PLC	521,053
44,732	Orkla ASA	430,319
		951,372
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
14,191	UPM-Kymmene OYJ	468,857

	GAS & WATER UTILITIES - 0.5%
50,509	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	419,225

	HEALTHCARE FACILITIES & SERVICES - 0.6%
9,230	Ramsay Health Care Ltd.	428,811

	HOME CONSTRUCTION - 1.3%
742	Geberit AG	448,331
15,211	Persimmon PLC	539,366
		987,697
	INDUSTRIAL SUPPORT SERVICES - 1.3%
4,770	Ferguson PLC	536,457
35,828	Rexel SA	485,361
		1,021,818
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
3,981	London Stock Exchange Group PLC	430,821

	INSURANCE - 4.2%
123,298	Direct Line Insurance Group PLC	486,914
22,101	Gjensidige Forsikring ASA	483,364
136,634	Insurance Australia Group Ltd.	518,496
193,026	Legal & General Group PLC	651,207
75,472	RSA Insurance Group PLC *	679,116
9,706	Sampo OYJ	420,642
		3,239,739
	INTERNET MEDIA & SERVICES - 1.3%
2,544	Naspers Ltd.	514,340
15,930	Trip.com Group Ltd. - ADR *	535,089
		1,049,429
	LEISURE FACILITIES & SERVICES - 0.9%
16,801	Whitbread PLC	679,859

	MACHINERY - 1.3%
33,443	IMI PLC	499,166
22,048	Sandvik AB	496,030
		995,196

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 4.1%
3,125	Cochlear Ltd.	$507,552
2,862	Coloplast A/S	428,484
14,970	Demant A/S *	565,360
3,498	EssilorLuxottica SA	507,766
23,638	Smith & Nephew PLC	457,906
108,122	Top Glove Corp Bhd - ADR	717,930
		3,184,998
	METALS & MINING - 7.7%
5,579,734	Adaro Energy Tbk PT	549,280
18,102	Anglo American PLC	534,939
32,330	Antofagasta PLC	541,038
20,276	BHP Group PLC	459,802
14,522	Boliden AB	501,915
38,478	Fortescue Metals Group Ltd.	516,866
26,924	Fresnillo PLC	378,320
171,349	Grupo Mexico SAB de CV	624,818
19,398	Newcrest Mining Ltd.	384,922
158,682	Norsk Hydro ASA	645,005
7,208	Rio Tinto PLC	465,178
64,077	Vedanta Ltd. - ADR ^	420,345
		6,022,428
	OIL & GAS PRODUCERS - 3.7%
26,447	Ampol Ltd.	597,291
52,788	Eni SpA	524,293
28,484	Equinor ASA	450,902
7,473	Koninklijke Vopak NV	393,593
55,915	Petroleo Brasileiro SA - ADR	535,107
107,537	Ultrapar Participacoes SA - ADR	406,490
		2,907,676
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
64,554	TechnipFMC PLC	536,444

	REAL ESTATE INVESTMENT TRUSTS - 4.4%
103,880	British Land Co. PLC	654,178
6,572	Covivio	538,508
71,285	Dexus	513,183
33,867	Goodman Group	466,158
156,615	GPT Group	544,696
299,841	Hammerson PLC	86,586
67,999	Land Securities Group PLC	596,983
		3,400,292
	REAL ESTATE OWNERS & DEVELOPERS - 1.9%
24,582	Ayala Corp.	421,033
591,646	Ayala Land, Inc.	467,607
300,881	Mirvac Group	571,997
		1,460,637

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	RENEWABLE ENERGY - 0.8%
2,915	Vestas Wind Systems A/S	$597,522

	RETAIL - CONSUMER STAPLES - 1.1%
31,415	Cia Brasileira de Distribuicao - ADR	399,913
192,072	Wm Morrison Supermarkets PLC	461,182
		861,095
	RETAIL - DISCRETIONARY - 2.7%
118,826	Kingfisher PLC *	434,036
334,483	Marks & Spencer Group PLC	561,539
5,724	Next PLC	500,693
5,989	Pandora A/S	601,547
		2,097,815
	SEMICONDUCTORS - 2.9%
1,219	ASML Holding NV	530,555
16,006	Infineon Technologies AG	565,201
3,553	NXP Semiconductors NV	562,866
14,734	STMicroelectronics NV - ADR ^	584,203
		2,242,825
	SOFTWARE - 0.5%
47,806	Sage Group PLC	386,132

	SPECIALTY FINANCE - 0.0%
1,663	Isracard Ltd.	5,428

	TECHNOLOGY HARDWARE - 0.6%
40,333	Telefonaktiebolaget LM Ericsson	494,624

	TECHNOLOGY SERVICES - 1.2%
32,012	Infosys Ltd. - ADR	487,222
92,856	Wipro Ltd. - ADR	478,208
		965,430
	TELECOMMUNICATIONS - 1.1%
49,078	Mobile TeleSystems PJSC	423,543
51,198	Telefonica Brasil SA	447,982
		871,525
	TRANSPORTATION & LOGISTICS - 6.3%
4,505	Aeroports de Paris	570,683
157,463	Babcock International Group PLC	710,337
70,278	easyJet PLC	755,664
10,812	Fraport AG Frankfurt Airport Services	615,367
40,651	Grupo Aeroportuario del Sureste SAB de CV *	607,249
2,279	Kuehne + Nagel International AG	517,829
141,351	Royal Mail PLC	580,663
5,565	Ryanair Holdings PLC - ADR *	577,480
		4,935,272

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	TRANSPORTATION EQUIPMENT - 0.7%
23,267	Volvo AB	$535,021

	WHOLESALE - DISCRETIONARY - 0.6%
14,098	Bunzl PLC	444,000

	TOTAL COMMON STOCKS (Cost $65,215,104)	76,946,223

	STOCK WARRANT - 0.0%
	APPAREL & TEXTILE PRODUCTS - 0.0%
12,580	Cie Financiere Richemont SA*	2,501
	TOTAL STOCK WARRANT (Cost $6,914)

	COLLATERAL FOR SECURITIES LOANED - 2.3% ^^
	MONEY MARKET FUND - 2.3%
1,780,736	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	1,780,736
	TOTAL MONEY MARKET FUND (Cost $1,780,736)

	TOTAL INVESTMENTS - 101.1% (Cost $67,002,754)	$78,729,460
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(827,665)
	NET ASSETS - 100.0%	$77,901,795

^	All or a portion of this security is on loan as of November 30, 2020. The total value of securities on loan as of November 30, 2020 is $1,706,942.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of November 30, 2020 is $1,780,736.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on November 30, 2020.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS
November 30, 2020

Shares		Value
	COMMON STOCKS - 79.3%
	AUTOMOTIVE - 0.7%
3,924	Aptiv PLC	$465,779

	BANKING - 0.7%
13,843	Regions Financial Corp.	211,383
763	SVB Financial Group *	263,128
		474,511

	BIOTECHNOLOGY & PHARMACEUTICALS - 4.4%
3,161	Alexion Pharmaceuticals, Inc. *	385,990
1,526	Regeneron Pharmaceuticals, Inc. *	787,462
3,706	Vertex Pharmaceuticals, Inc. *	844,042
6,867	Zoetis Inc	1,101,329
		3,118,823
	CHEMICALS - 0.2%
1,526	International Flavors & Fragrances, Inc.	171,065

	COMMERCIAL SUPPORT SERVICES - 2.4%
1,526	Cintas Corp.	542,188
4,578	Republic Services, Inc.	442,784
6,104	Waste Management, Inc.	727,170
		1,712,142
	CONSTRUCTION MATERIALS - 0.7%
872	Martin Marietta Materials, Inc.	231,629
1,962	Vulcan Materials Co.	273,993
		505,622
	CONTAINERS & PACKAGING - 0.8%
5,668	International Paper Co.	280,453
2,180	Sealed Air Corp.	98,231
3,706	Westrock Co.	156,430
		535,114
	DIVERSIFIED INDUSTRIALS - 5.5%
2,071	Dover Corp.	252,724
8,611	Emerson Electric Co.	661,497
10,137	Honeywell International, Inc.	2,067,137
4,578	Illinois Tool Works, Inc.	966,370
		3,947,728
	ELECTRIC UTILITIES - 6.3%
3,597	Alliant Energy Corp.	189,202
7,194	American Electric Power Co., Inc.	610,699
7,848	CenterPoint Energy, Inc.	181,995
4,796	Consolidated Edison, Inc.	365,695
2,725	DTE Energy Co.	342,832
2,834	Entergy Corp.	308,481
28,231	NextEra Energy, Inc.	2,077,519
4,578	WEC Energy Group, Inc.	434,681
		4,511,104
	ELECTRICAL EQUIPMENT - 2.9%
2,610	AMETEK, Inc.	309,363
4,360	Amphenol Corp.	570,332
4,905	Fortive Corp.	343,988
10,682	Johnson Controls International PLC	491,799
2,725	Keysight Technologies, Inc. *	327,109
		2,042,591

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	ENTERTAINMENT CONTENT - 0.7%
9,483	Discovery, Inc. *	$255,188
10,464	Discovery, Inc. * - Class C	251,345
		506,533
	FOOD - 0.5%
1,962	McCormick & Co., Inc.	366,855

	GAS & WATER UTILITIES - 0.2%
5,559	NiSource, Inc.	134,528

	HEALTHCARE FACILITIES & SERVICES - 2.0%
2,943	AmerisourceBergen Corp.	303,453
8,393	Centene Corp. *	517,428
2,071	Henry Schein, Inc. *	133,186
2,725	IQVIA Holdings, Inc. *	460,498
		1,414,565
	HOME CONSTRUCTION - 0.7%
5,232	DR Horton, Inc.	389,784
981	Mohawk Industries, Inc. *	123,439
		513,223
	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,090	United Rentals, Inc. *	247,408

	INSURANCE - 0.6%
10,137	Aflac, Inc.	445,318

	MACHINERY - 2.6%
7,848	Caterpillar, Inc.	1,362,334
1,853	Parker-Hannifin Corp.	495,233
		1,857,567
	MEDICAL EQUIPMENT & DEVICES - 4.1%
4,469	Agilent Technologies, Inc.	522,426
1,090	Align Technology, Inc. *	524,606
8,938	Edwards Lifesciences Corp. *	749,809
2,071	Illumina, Inc. *	667,048
654	Teleflex, Inc.	250,319
872	Waters Corp. *	202,313
		2,916,521
	METALS & MINING - 1.9%
11,554	Newmont Corp.	679,606
11,118	Southern Copper Corp.	660,076
		1,339,682
	OIL & GAS PRODUCERS - 1.4%
3,597	Cheniere Energy, Inc. *	203,914
2,834	Concho Resources, Inc.	162,898
8,393	EOG Resources, Inc.	393,464
2,398	Pioneer Natural Resources Co.	241,191
		1,001,467

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
12,753	Halliburton Co.	211,572
5,559	National Oilwell Varco, Inc.	68,153
20,056	Schlumberger NV	416,964
6,431	TechnipFMC PLC	53,442
		750,131

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 9.0%
1,962	Alexandria Real Estate Equities, Inc.	$321,238
6,393	American Tower Corp.	1,478,062
6,213	Crown Castle International Corp.	1,041,112
1,308	Equinix, Inc.	912,709
5,341	Equity Residential	309,351
10,682	Prologis, Inc.	1,068,734
5,014	Realty Income Corp.	300,690
1,635	SBA Communications Corp.	469,539
4,360	Simon Property Group, Inc.	360,005
2,507	WP Carey, Inc.	173,509
		6,434,949
	RETAIL - CONSUMER STAPLES - 3.5%
6,322	Costco Wholesale Corp.	2,476,770

	RETAIL - DISCRETIONARY - 3.1%
10,900	Lowe’s Cos., Inc.	1,698,438
5,123	Ross Stores, Inc.	550,825
		2,249,263
	SEMICONDUCTORS - 9.7%
5,341	Analog Devices, Inc.	742,826
8,829	NVIDIA Corp.	4,732,874
4,033	NXP Semiconductors NV	638,908
2,398	Skyworks Solutions, Inc.	338,526
3,488	Xilinx, Inc.	507,678
		6,960,812
	SOFTWARE - 1.6%
1,417	Palo Alto Networks, Inc. *	416,485
3,706	SS&C Technologies Holdings, Inc.	255,306
2,180	Synopsys, Inc. *	495,950
		1,167,741
	STEEL - 0.3%
4,360	Nucor Corp.	234,132

	TECHNOLOGY HARDWARE - 1.0%
2,725	Garmin Ltd.	318,171
18,530	Hewlett Packard Enterprise Co.	204,571
3,161	NetApp, Inc.	168,513
		691,255
	TECHNOLOGY SERVICES - 4.7%
7,739	Cognizant Technology Solutions Corp.	604,648
1,744	Equifax, Inc.	291,074
1,308	Gartner, Inc. *	198,816
4,360	Global Payments, Inc.	851,028
1,199	MSCI, Inc.	490,895
5,123	Paychex, Inc.	477,207
2,289	Verisk Analytics, Inc.	453,932
		3,367,600
	TRANSPORTATION & LOGISTICS - 4.4%
11,009	CSX Corp.	991,361
1,526	JB Hunt Transport Services, Inc.	206,437
9,701	Union Pacific Corp.	1,979,780
		3,177,578
	TRANSPORTATION EQUIPMENT - 0.6%
5,014	PACCAR, Inc.	436,519

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2020

Shares		Value
	WHOLESALE - CONSUMER STAPLES - 0.7%
7,303	Sysco Corp.	$520,631

	TOTAL COMMON STOCKS (Cost $54,795,648)	56,695,527

	EXCHANGE TRADED FUND - 19.6%
	FIXED INCOME - 19.6%
200,669	Vanguard Intermediate-Term Treasury ETF	14,050,843
	TOTAL EXCHANGE TRADED FUND (Cost $14,124,443)

	TOTAL INVESTMENTS - 98.9% (Cost $68,920,091)	$70,746,370
	OTHER ASSETS LESS LIABILITIES - 1.1%	805,928
	NET ASSETS - 100.0%	$71,552,298

*	Non-Income producing security.

PLC - Public Limited Company

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2020

	Inspire Global Hope ETF	Inspire Small/Mid Cap Impact ETF		Inspire Corporate Bond Impact ETF
ASSETS
Investment securities:
At cost	$108,283,090	$86,816,271		$155,465,239
At value	$122,704,680	$98,703,235		$160,444,444
Cash	1,060,804	398,358		5,175,006
Foreign currencies (Cost $148,098, $0, and $0, respectively)	151,180	—		—
Dividends and interest receivable	392,495	109,219		1,361,726
Receivable for Fund shares sold	—	—		2,648,320
Prepaid expenses	5,584	3,243		6,098
TOTAL ASSETS	124,314,743	99,214,055		169,635,594

LIABILITIES
Payable for investments purchased	—	—		2,543,395
Securities lending collateral payable	3,737,730	13,147,841		—
Distributions payable	—	—		146,940
Investment advisory fees payable	28,315	20,552		39,719
Custody fees payable	40,879	19,458		16,975
Payable to related parties	25,751	14,278		30,257
Accrued expenses and other liabilities	29,082	24,053		29,637
TOTAL LIABILITIES	3,861,757	13,226,182		2,806,923
NET ASSETS	$120,452,986	$85,987,873		$166,828,671

Net Assets Consist Of:
Paid in capital	$110,598,613	$91,468,249		$162,154,620
Accumulated earnings/ (deficit)	9,854,373	(5,480,376)		4,674,051
NET ASSETS	$120,452,986	$85,987,873		$166,828,671

Net Asset Value Per Share:
Net Assets	$120,452,986	$85,987,873		$166,828,671
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,750,000	3,100,000		6,300,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$32.12	$27.74	(a)	$26.48

(a)	The NAV shown above differs from the traded NAV on November 30, 2020 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2020

	Inspire 100 ETF	Inspire International ESG ETF	Inspire Tactical Balanced ESG ETF
ASSETS
Investment securities:
At cost	$122,211,688	$67,002,754	$68,920,091
At value	$149,289,350	$78,729,460	$70,746,370
Cash	1,504,344	643,249	812,104
Foreign currencies (Cost $0, $235,527, and $0, respectively)	—	242,273	—
Dividends and interest receivable	209,526	186,595	72,090
Prepaid expenses	4,700	2,028	—
TOTAL ASSETS	151,007,920	79,803,605	71,630,564

LIABILITIES
Securities lending collateral payable	1,631,705	1,780,736	—
Investment advisory fees payable	18,254	26,559	28,180
Custody fees payable	16,462	39,172	11,892
Payable to related parties	18,692	26,101	11,789
Accrued expenses and other liabilities	2,325	29,242	26,405
TOTAL LIABILITIES	1,687,438	1,901,810	78,266
NET ASSETS	$149,320,482	$77,901,795	$71,552,298

Net Assets Consist Of:
Paid in capital	$121,226,587	$67,171,433	$67,775,932
Accumulated earnings	28,093,895	10,730,362	3,776,366
NET ASSETS	$149,320,482	$77,901,795	$71,552,298

Net Asset Value Per Share:
Net Assets	$149,320,482	$77,901,795	$71,552,298
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,150,000	2,650,000	2,725,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$35.98	$29.40	$26.26

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2020

	Inspire Global Hope ETF	Inspire Small/Mid Cap Impact ETF	Inspire Corporate Bond Impact ETF
INVESTMENT INCOME
Dividends	$3,006,508	$1,410,084	$—
Interest	11,404	3,512	3,001,602
Securities lending income	28,947	219,192	296
Less: Foreign withholding taxes	(107,760)	(2,210)	—
TOTAL INVESTMENT INCOME	2,939,099	1,630,578	3,001,898

EXPENSES
Investment advisory fees	364,008	229,910	401,073
Custodian fees	115,443	22,538	13,514
Administrative services	91,739	61,827	98,246
Printing and postage expenses	28,196	23,428	25,611
Trustees fees and expenses	26,978	18,237	21,399
Legal fees	25,081	19,868	20,415
Professional fees	17,881	12,454	17,079
Audit fees	16,082	13,788	17,878
Transfer agent fees	13,627	11,451	13,714
Insurance expense	7,302	4,161	6,101
Other Expenses	28,780	17,353	24,772
TOTAL EXPENSES	735,117	435,015	659,802
Plus: Recapture of fees waived/expenses reimbursed by the Adviser	—	24,621	—
NET EXPENSES	735,117	459,636	659,802

NET INVESTMENT INCOME	2,203,982	1,170,942	2,342,096

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	9,545,412	8,152,071	3,267,953
Investments	(4,096,977)	(16,686,396)	(448,878)
Foreign currency transactions	15,138	27	—
	5,463,573	(8,534,298)	2,819,075
Net change in unrealized appreciation on:
Investments	1,612,596	6,062,398	1,038,258
Foreign currency translations	14,261	5	—
	1,626,857	6,062,403	1,038,258

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	7,090,430	(2,471,895)	3,857,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,294,412	$(1,300,953)	$6,199,429

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year and Period Ended November 30, 2020

	Inspire 100 ETF	Inspire International ESG ETF	Inspire Tactical Balanced ESG ETF*
INVESTMENT INCOME
Dividends	$1,676,045	$1,154,834	$402,948
Securities lending income	3,712	17,848	361
Less: Foreign withholding taxes	—	(94,637)	(78)
TOTAL INVESTMENT INCOME	1,679,757	1,078,045	403,231

EXPENSES
Investment advisory fees	303,072	202,999	123,727
Administrative services	64,987	67,671	16,121
Printing and postage expenses	21,501	15,582	10,868
Trustees fees and expenses	18,014	10,096	4,033
Audit fees	14,394	25,012	14,785
Transfer agent fees	13,681	15,032	5,041
Legal fees	12,418	21,354	11,007
Professional fees	11,960	8,245	2,552
Custodian fees	6,948	44,302	8,392
Insurance expense	3,001	366	113
Other Expenses	17,353	14,350	4,119
TOTAL EXPENSES	487,329	425,009	200,758
Less: Fees waived/expenses reimbursed by the Adviser	(133,196)	—	—
NET EXPENSES	354,133	425,009	200,758

NET INVESTMENT INCOME	1,325,624	653,036	202,473

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	4,206,025	546,694	(759,725)
Investments	2,298,761	(1,081,198)	1,734,970
Foreign currency transactions	—	5,246	—
	6,504,786	(529,258)	975,245
Net change in unrealized appreciation on:
Investments	16,624,890	10,858,881	1,826,279
Foreign currency translations	—	13,614	—
	16,624,890	10,872,495	1,826,279

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	23,129,676	10,343,237	2,801,524

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,455,300	$10,996,273	$3,003,997

*	The Inspire Tactical Balanced ESG ETF commenced operations on July 15, 2020.

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2020	November 30, 2019
FROM OPERATIONS
Net investment income	$2,203,982	$3,216,723
Net realized gain (loss) on investments and foreign currency transactions	5,463,573	(998,557)
Net change in unrealized appreciation on investments and foreign currency translations	1,626,857	15,160,171
Net increase in net assets resulting from operations	9,294,412	17,378,337

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(2,471,705)	(3,508,625)
Net decrease in net assets resulting from distributions to shareholders	(2,471,705)	(3,508,625)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,457,950	68,599,110
Cost of shares redeemed	(58,500,651)	(9,566,081)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(47,042,701)	59,033,029

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,219,994)	72,902,741

NET ASSETS
Beginning of Year	160,672,980	87,770,239
End of Year	$120,452,986	$160,672,980

SHARE ACTIVITY
Shares Sold	450,000	2,500,000
Shares Redeemed	(2,200,000)	(350,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,750,000)	2,150,000

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2020	November 30, 2019
FROM OPERATIONS
Net investment income	$1,170,942	$953,220
Net realized loss on investments and foreign currency transactions	(8,534,298)	(2,168,687)
Net change in unrealized appreciation on investments and foreign currency translations	6,062,403	7,293,332
Net increase (decrease) in net assets resulting from operations	(1,300,953)	6,077,865

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,036,755)	(1,764,670)
Net decrease in net assets resulting from distributions to shareholders	(1,036,755)	(1,764,670)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	36,569,628	60,912,677
Cost of shares redeemed	(47,470,140)	(16,788,007)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(10,900,512)	44,124,670

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,238,220)	48,437,865

NET ASSETS
Beginning of Year	99,226,093	50,788,228
End of Year	$85,987,873	$99,226,093

SHARE ACTIVITY
Shares Sold	1,500,000	2,350,000
Shares Redeemed	(2,000,000)	(650,000)
Net increase (decrease) in shares of beneficial interest outstanding	(500,000)	1,700,000

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2020	November 30, 2019
FROM OPERATIONS
Net investment income	$2,342,096	$2,617,012
Net realized gain on investments	2,819,075	453,112
Net change in unrealized appreciation on investments	1,038,258	5,123,773
Net increase in net assets resulting from operations	6,199,429	8,193,897

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(2,648,430)	(2,592,260)
Net decrease in net assets resulting from distributions to shareholders	(2,648,430)	(2,592,260)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	101,690,884	77,661,864
Cost of shares redeemed	(77,135,830)	(2,571,518)
Net increase in net assets resulting from shares of beneficial interest	24,555,054	75,090,346

TOTAL INCREASE IN NET ASSETS	28,106,053	80,691,983

NET ASSETS
Beginning of Year	138,722,618	58,030,635
End of Year	$166,828,671	$138,722,618

SHARE ACTIVITY
Shares Sold	3,900,000	3,100,000
Shares Redeemed	(3,000,000)	(100,000)
Net increase in shares of beneficial interest outstanding	900,000	3,000,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2020	November 30, 2019
FROM OPERATIONS
Net investment income	$1,325,624	$964,882
Net realized gain (loss) on investments	6,504,786	(1,898,818)
Net change in unrealized appreciation on investments	16,624,890	11,262,989
Net increase in net assets resulting from operations	24,455,300	10,329,053

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,183,515)	(724,530)
Net decrease in net assets resulting from distributions to shareholders	(1,183,515)	(724,530)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	56,434,516	44,297,144
Cost of shares redeemed	(23,372,072)	—
Net increase in net assets resulting from shares of beneficial interest	33,062,444	44,297,144

TOTAL INCREASE IN NET ASSETS	56,334,229	53,901,667

NET ASSETS
Beginning of Year	92,986,253	39,084,586
End of Year	$149,320,482	$92,986,253

SHARE ACTIVITY
Shares Sold	1,850,000	1,650,000
Shares Redeemed	(850,000)	—
Net increase in shares of beneficial interest outstanding	1,000,000	1,650,000

See accompanying notes to financial statements.

Inspire International ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30, 2020	November 30, 2019 (a)
FROM OPERATIONS
Net investment income (loss)	$653,036	$(21,362)
Net realized loss on investments and foreign currency transactions	(529,258)	(7,450)
Net change in unrealized appreciation on investments and foreign currency translations	10,872,495	867,890
Net increase in net assets resulting from operations	10,996,273	839,078

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(578,626)	—
Net decrease in net assets resulting from distributions to shareholders	(578,626)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	58,022,635	11,090,970
Cost of shares redeemed	(2,468,535)	—
Net increase in net assets resulting from shares of beneficial interest	55,554,100	11,090,970

TOTAL INCREASE IN NET ASSETS	65,971,747	11,930,048

NET ASSETS
Beginning of Period	11,930,048	—
End of Period	$77,901,795	$11,930,048

SHARE ACTIVITY
Shares Sold	2,300,000	450,000
Shares Redeemed	(100,000)	—
Net increase in shares of beneficial interest outstanding	2,200,000	450,000

(a)	The Inspire International ESG ETF commenced operations on September 30, 2019.

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2020 (a)
FROM OPERATIONS
Net investment income	$202,473
Net realized gain on investments	975,245
Net change in unrealized appreciation on investments and foreign currency translations	1,826,279
Net increase in net assets resulting from operations	3,003,997

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(88,835)
Net decrease in net assets resulting from distributions to shareholders	(88,835)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	91,217,214
Cost of shares redeemed	(22,580,078)
Net increase in net assets resulting from shares of beneficial interest	68,637,136

TOTAL INCREASE IN NET ASSETS	71,552,298

NET ASSETS
Beginning of Period	—
End of Period	$71,552,298

SHARE ACTIVITY
Shares Sold	3,625,000
Shares Redeemed	(900,000)
Net increase in shares of beneficial interest outstanding	2,725,000

(a)	The Inspire Tactical Balanced ESG ETF commenced operations on July 15, 2020.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended	Period Ended
	November 30, 2020	November 30, 2019		November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$29.21	$26.20		$27.86	$25.00
Activity from investment operations:
Net investment income (2)	0.50	0.67		0.48	0.36
Net realized and unrealized gain (loss) on investments	2.96	3.08		(1.49)	2.78
Total from investment operations	3.46	3.75		(1.01)	3.14
Less distributions from:
Net investment income	(0.52)	(0.58)		(0.49)	(0.28)
Net realized gains	(0.03)	(0.16)		(0.16)	—
Total distributions	(0.55)	(0.74)		(0.65)	(0.28)
Net asset value, end of period	$32.12	$29.21		$26.20	$27.86
Total return (6)	12.35%	14.60%		(3.74)%	12.63	% (4)
Net assets, at end of period (000s)	$120,453	$160,673		$87,770	$52,929
Ratio of gross expenses to average net assets (3)	0.61%	0.52	% (8)	0.62%	0.75%
Ratio of net expenses to average net assets (3)	0.61%	0.54	% (7)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.82%	2.42%		1.71%	1.80%
Portfolio Turnover Rate (5)	36%	22%		22%	15	% (4)

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended	Year Ended	Period Ended
	November 30, 2020		November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$27.56		$26.73	$26.82	$25.00
Activity from investment operations:
Net investment income (2)	0.37		0.32	0.30	0.20
Net realized and unrealized gain on investments	0.13	(7)	1.29	0.20 (7)	1.73
Total from investment operations	0.50		1.61	0.50	1.93
Less distributions from:
Net investment income	(0.31)		(0.22)	(0.21)	(0.11)
Net realized gains	(0.01)		(0.56)	(0.38)	—
Total distributions	(0.32)		(0.78)	(0.59)	(0.11)
Net asset value, end of period	$27.74		$27.56	$26.73	$26.82
Total return (6)	2.12%		6.42%	1.89%	7.75	% (4)
Net assets, at end of period (000s)	$85,988		$99,226	$50,788	$29,499
Ratio of gross expenses to average net assets (3)	0.57	% (9)	0.64%	0.71%	0.94%
Ratio of net expenses to average net assets (3)	0.60	% (8)	0.60%	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.53%		1.24%	1.07%	1.06%
Portfolio Turnover Rate (5)	92%		42%	24%	16	% (4)

(1)	The Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended		Period Ended
	November 30, 2020	November 30, 2019		November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$25.69	$24.18		$24.95		$25.00
Activity from investment operations:
Net investment income (2)	0.45	0.64		0.56		0.18
Net realized and unrealized gain (loss) on investments	0.86	1.49		(0.81)		(0.09)
Total from investment operations	1.31	2.13		(0.25)		0.09
Less distributions from:
Net investment income	(0.44)	(0.62)		(0.52)		(0.14)
Net realized gains	(0.08)	—		(0.00	) (7)	—
Total distributions	(0.52)	(0.62)		(0.52)		(0.14)
Net asset value, end of period	$26.48	$25.69		$24.18		$24.95
Total return (6)	5.16%	8.91%		(0.99)%		0.37	% (4)
Net assets, at end of period (000s)	$166,829	$138,723		$58,031		$22,453
Ratio of gross expenses to average net assets (3)	0.49%	0.50	% (9)	0.68%		1.51%
Ratio of net expenses to average net assets (3)	0.49%	0.58	% (8)	0.62%		0.65%
Ratio of net investment income to average net assets (3)	1.75%	2.52%		2.27%		1.81%
Portfolio Turnover Rate (5)	35%	18%		5%		6	% (4)

(1)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$29.52	$26.06	$25.69	$25.00
Activity from investment operations:
Net investment income (2)	0.41	0.43	0.61	0.05
Net realized and unrealized gain on investments	6.43	3.35	0.19 (7)	0.64
Total from investment operations	6.84	3.78	0.80	0.69
Less distributions from:
Net investment income	(0.38)	(0.31)	(0.42)	—
Net realized gains	—	(0.01)	—	—
Return of capital	—	—	(0.01)	—
Total distributions	(0.38)	(0.32)	(0.43)	—
Net asset value, end of period	$35.98	$29.52	$26.06	$25.69
Total return (6)	23.50%	14.64%	3.09%	2.76	% (4)
Net assets, at end of period (000s)	$149,320	$92,986	$39,085	$6,423
Ratio of gross expenses to average net assets (3)	0.48%	0.57%	0.84%	3.78%
Ratio of net expenses to average net assets (3)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets (3)	1.31%	1.59%	2.27%	2.41%
Portfolio Turnover Rate (5)	60%	23%	8%	0	% (4)

(1)	The Inspire 100 ETF commenced operations on October 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Inspire International ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	November 30, 2020	November 30, 2019 (1)
Net asset value, beginning of period	$26.51	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.36	(0.05)
Net realized and unrealized gain on investments	2.81	1.56
Total from investment operations	3.17	1.51
Less distributions from:
Net investment income	(0.28)	—
Total distributions	(0.28)	—
Net asset value, end of period	$29.40	$26.51
Total return (6)	12.29%	6.04	% (4)
Net assets, at end of period (000s)	$77,902	$11,930
Ratio of net expenses to average net assets (3)	0.94%	2.44%
Ratio of net investment income (loss) to average net assets (3)	1.44%	(1.16)%
Portfolio Turnover Rate (5)	27%	0	% (4)

(1)	The Inspire International ESG ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended
November 30, 2020 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	1.21
Total from investment operations	1.29
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$26.26
Total return (4)(6)	5.18%
Net assets, at end of period (000s)	$71,552
Ratio of net expenses to average net assets (3)	0.80%
Ratio of net investment income to average net assets (3)	0.81%
Portfolio Turnover Rate (4)(5)	282%

(1)	The Inspire Tactical Balanced ESG ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2020

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap Impact ETF (“ISMD”), Inspire Corporate Bond Impact ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ESG ETF (“WWJD”), and Inspire Tactical Balanced ESG ETF (“RISN”)(each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available public information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all environmental, social and governance (ESG) factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2020 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$114,838,622	$4,114,787	$—	$118,953,409
Money Market Fund	3,737,730	—	—	3,737,730
Stock Warrant	13,541	—	—	13,541
Total	$118,589,893	$4,114,787	$—	$122,704,680

ISMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$85,555,394	$—	$—	$85,555,394
Money Market Fund	13,147,841	—	—	13,147,841
Total	$98,703,235	$—	$—	$98,703,235

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$160,444,444	$—	$160,444,444
Total	$—	$160,444,444	$—	$160,444,444

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$147,657,645	$—	$—	$147,657,645
Money Market Fund	1,631,705	—	—	1,631,705
Total	$149,289,350	$—	$—	$149,289,350

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$75,243,458	$1,702,765	$—	$76,946,223
Money Market Fund	1,780,736	—	—	1,780,736
Stock Warrant	2,501	—	—	2,501
Total	$77,026,695	$1,702,765	$—	$78,729,460

RISN
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$56,695,527	$—	$—	$56,695,527
Exchange Traded Fund	14,050,843	—	—	14,050,843
Total	$70,746,370	$—	$—	$70,746,370

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, and RISN and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in each Fund’s November 30, 2020 year-end tax return. Each Fund identified its major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year and period ended November 30, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
BLES	$43,006,349	$45,913,504
ISMD	$70,504,064	$69,808,133
IBD	$44,425,484	$45,226,529
BIBL	$60,639,946	$60,900,725
WWJD	$18,507,567	$11,580,200
RISN	$179,261,830	$178,609,363

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

For the year and period ended November 30, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
BLES	$10,549,480	$54,451,961
ISMD	$36,245,780	$47,132,557
IBD	$94,310,924	$71,841,379
BIBL	$55,740,834	$23,081,781
WWJD	$51,407,613	$2,346,217
RISN	$89,457,833	$22,156,915

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. CWM Advisors, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust. Effective July 13, 2020, all references to each Fund’s distributor, Northern Lights Distributors, LLC, have been replaced with Foreside Financial Services, LLC.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of each Fund’s average daily net assets for BLES, ISMD, IBD, and BIBL, an annual rate of 0.45% for WWJD, and an annual rate of 0.50% for RISN. For the year and period ended November 30, 2020, the Adviser earned $364,008, $229,910, $401,073, $303,072, $202,999, and $123,727 in advisory fees for BLES, ISMD, IBD, BIBL, WWJD, and RISN respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for ISMD and BIBL, at least until March 31, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% and 0.35% of average daily net assets for ISMD and BIBL, respectively. BLES and IBD waiver agreement expired on March 30, 2020. WWJD and RISN currently do not have a Waiver Agreement in place.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three -year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the year ended November 30, 2020, the Adviser waived fees and/or reimbursed expenses in the amount of $133,196 for BIBL pursuant to the Waiver Agreement. For the year ended November 30, 2020, the Adviser recaptured $24,621 of previously waived fees for ISMD.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2021	11/30/2022	11/30/2023
ISMD	$17,309	$28,449	$—
BIBL	$117,184	$131,308	$133,196

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
BLES	$5,000	2.00%*
ISMD	$2,500	2.00%*
IBD	$750	2.00%*
BIBL	$750	2.00%*
WWJD	$4,500	2.00%*
RISN	$250	None

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

Effective August 11, 2020, the following replaces the Transaction Fees listed above:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
BLES	$500	0.00%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.00%
RISN	$250	0.00%

*	The maximum Transaction Fee is 0.00% as a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended November 30, 2020 and November 30, 2019 was as follows:

For the Year or Period Ended November 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$2,471,705	$—	$—	$2,471,705
ISMD	1,033,282	—	3,473	1,036,755
IBD	2,541,188	107,242	—	2,648,430
BIBL	1,183,515	—	—	1,183,515
WWJD *	635,887	—	—	635,887
RISN	88,835	—	—	88,835

For the Year or Period Ended November 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$3,219,187	$289,438	$—	$3,508,625
ISMD	1,468,473	296,197	—	1,764,670
IBD	2,592,260	—	—	2,592,260
BIBL	724,530	—	—	724,530
WWJD	—	—	—	—
RISN	—	—	—	—

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $57,261 for fiscal year ended November 30, 2020 for the

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

Inspire International ESG ETF, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of November 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BLES	$133,265	$—	$—	$(3,976,372)	$—	$13,697,480	$9,854,373
ISMD	—	—	—	(17,412,027)	—	11,931,651	(5,480,376)
IBD	143,726	—	—	(448,880)	—	4,979,205	4,674,051
BIBL	1,311,797	—	—	—	—	26,782,098	28,093,895
WWJD	217,531	—	—	(1,093,235)	—	11,606,066	10,730,362
RISN	2,977,982	1,311	(145,964)	—	—	943,037	3,776,366

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts, passive foreign investment companies, partnerships, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Inspire Tactical Balanced ESG ETF incurred and elected to defer such capital losses of $145,964.

At November 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Utilized
BLES	$—	$3,976,372	$3,976,372	$—
ISMD	6,247,941	11,164,086	17,412,027	—
IBD	332,260	116,620	448,880	—
BIBL	—	—	—	1,141,520
WWJD	1,093,235	—	1,093,235	—
RISN	—	—	—	—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, non-deductible expenses and distribution reclasses, resulted in reclassifications for the Funds for the period ended November 30, 2020 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
BLES	$9,388,353	$(9,388,353)
ISMD	8,160,629	(8,160,629)
IBD	3,267,955	(3,267,955)
BIBL	4,058,138	(4,058,138)
WWJD	535,653	(535,653)
RISN	(861,204)	861,204

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
BLES	$109,019,315	$22,021,697	$(8,336,332)	$13,685,365
ISMD	86,771,589	14,251,889	(2,320,243)	11,931,646
IBD	155,465,239	5,065,879	(86,674)	4,979,205
BIBL	122,507,252	27,740,732	(958,634)	26,782,098
WWJD	67,137,073	12,731,441	(1,139,054)	11,592,387
RISN	69,803,333	2,685,831	(1,742,794)	943,037

8.	SECURITIES LENDING

Each Fund may lend up to 33 1⁄3% of the value of the securities in their portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

As of November 30, 2020, the value of the securities on loan and payable for collateral due to broker were as follows:

	Market Value	Collateral Value
	of Securities	of Securities on
	on Loan	Loan
BLES	$3,571,734	$3,737,730
ISMD	12,589,850	13,147,841
BIBL	1,561,570	1,631,705
WWJD	1,706,942	1,780,736

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of November 30, 2020:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities
			Net
			Amounts of
		Gross	Assets
		Amounts	Presented in
	Gross	Offset in the	the
	Amounts of	Statement of	Statement of
	Recognized	Assets &	Assets &	Financial	Collateral	Net
Fund	Assets	Liabilities	Liabilities	Instruments	Received	Amount
BLES Security Lending	$3,737,730	$—	$3,737,730	$—	$3,737,730	$—
ISMD Security Lending	$13,147,841	$—	$13,147,841	$—	$13,147,841	$—
BIBL Securities Lending	$1,631,705	$—	$1,631,705	$—	$1,631,705	$—
WWJD Securities Lending	$1,780,736	$—	$1,780,736	$—	$1,780,736	$—

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2020, the collateral consisted of institutional government money market funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2020

The Board of Trustees declared the following distributions after November 30, 2020:

	Dividend Per Share	Short Term Capital Gain	Long Term Capital Gain	Ex Date	Record Date	Payable Date
BLES	$0.0503	$—	$—	12/14/2020	12/15/2020	12/21/2020
ISMD	$0.0287	$—	$—	12/14/2020	12/15/2020	12/21/2020
IBD	$0.0329	$—	$—	12/14/2020	12/15/2020	12/21/2020
BIBL	$0.1447	$0.1966	$—	12/14/2020	12/15/2020	12/21/2020
WWJD	$0.0984	$—	$—	12/14/2020	12/15/2020	12/21/2020
RISN	$0.1069	$1.0535	$0.0005	12/14/2020	12/15/2020	12/21/2020

	Dividend Per Share	Short Term Capital Gain	Long Term Capital Gain	Ex Date	Record Date	Payable Date
BLES	$0.0697	$—	$—	12/30/2020	12/31/2020	1/4/2021
RISN	$0.0149	$—	$—	12/30/2020	12/31/2020	1/4/2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV

and the Shareholders of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF,

Inspire Corporate Bond Impact ETF, Inspire 100 ETF, Inspire International ESG ETF,

and Inspire Tactical Balanced ESG ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF, Inspire 100 ETF, Inspire International ESG ETF, and Inspire Tactical Balanced ESG ETF, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the portfolios of investments, as of November 30, 2020, and the related statements of operations, the statements of changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2020, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Operations and Changes in Net Assets and the Financial Highlights Presented
Inspire Global Hope ETF	The statement of operations for the year ended November 30, 2020, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period from February 27, 2017 (commencement of operations) to November 30, 2017
Inspire Small/Mid Cap Impact ETF	The statement of operations for the year ended November 30, 2020, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period from February 27, 2017 (commencement of operations) to November 30, 2017

Inspire Corporate Bond Impact ETF	The statement of operations for the year ended November 30, 2020, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period from July 10, 2017 (commencement of operations) to November 30, 2017
Inspire 100 ETF	The statement of operations for the year ended November 30, 2020, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period from October 30, 2017 (commencement of operations) to November 30, 2017
Inspire International ESG ETF	The statement of operations for the year ended November 30, 2020,and the statements of changes in net assets and the financial highlights for year ended November 30, 2020 and for the period from September 30, 2019 (commencement of operations) to November 30, 2019
Inspire Tactical Balanced ESG ETF	The statements of operations and changes in net assets and the financial highlights for the period from July 15, 2020 (commencement of operations) to November 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust IV since 2015.

Philadelphia, Pennsylvania

January 27, 2021

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expenses Paid
	Account Value	Value	During Period*	During Period**
Actual	6/1/20	11/30/20	6/1/20 - 11/30/20	6/1/20 - 11/30/20
BLES	$1,000.00	$1,271.30	$4.19	0.74%
ISMD	$1,000.00	$1,249.50	$3.37	0.60%
IBD	$1,000.00	$1,032.70	$2.58	0.51%
BIBL	$1,000.00	$1,209.70	$1.93	0.35%
WWJD	$1,000.00	$1,292.30	$4.88	0.85%
RISN***	$1,000.00	$1,051.80	$3.11	0.80%
Hypothetical
(5% return before expenses)
BLES	$1,000.00	$1,021.31	$3.73	0.74%
ISMD	$1,000.00	$1,022.00	$3.03	0.60%
IBD	$1,000.00	$1,022.47	$2.56	0.51%
BIBL	$1,000.00	$1,023.25	$1.77	0.35%
WWJD	$1,000.00	$1,020.81	$4.31	0.85%
RISN***	$1,000.00	$1,015.82	$3.06	0.80%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period but is multiplied by 183/366 (to reflect the full half-year period).

**	Annualized.

***	RISN commenced operations on July 15, 2020 therefore its “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (138) divided by the number of days in the fiscal year (366).

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2020

Approval of the Investment Advisor Agreement – CWM Advisors, LLC dba Inspire

In connection with the Meeting of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on April 13- 14, 2020, the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Inspire Advisory Agreement”) between CWM Advisors, LLC dba Inspire (the “Adviser”) and the Trust, with respect to the Inspire Tactical Balanced ESG ETF (“Inspire TBE “). In considering the approval of the Inspire Advisory Agreement, the Trustees received materials specifically relating to the Inspire Advisory Agreement.

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Inspire Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Inspire had approximately $640 million in assets under management and had been in operation since August 2015. The Trustees further noted that the Adviser currently advises five index Biblically Responsible Investing ETFs in the Trust and separately managed accounts using its proprietary selection methodology, Inspire Impact Score©. The Trustees noted the additional personnel to the portfolio management teams of Inspire TBE and their experience with the proposed investment strategies. After further discussion, the Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Trustees’ expectations.

Performance.

The Trustees recognized that Inspire TBE has not yet begun operations, and has no prior investment performance.

Fees and Expenses.

The Trustees noted that Inspire TBE’s proposed advisory fee of 0.50% of its average net daily assets was higher than the advisory fee for the other Inspire ETFs but was lower than the Broadridge peer group average of 0.53% and lower than the Morningstar category average of 0.59%. They further noted that Inspire TBE’s net expense ratio was higher than its assigned Morningstar category median and category average. After further discussion, the Trustees concluded that the proposed advisory fee was not unreasonable.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2020

Profitability. The Trustees reviewed a profitability analysis provided by the Adviser and considered whether the level of anticipated profit was reasonable. It noted the Adviser anticipated realizing a profit in connection with its relationship with Inspire TBE, but agreed that such profit was not excessive, both in actual dollars and as a percentage of revenue, particularly considering the adviser’s expected reinvestment of legitimate profits into Inspire TBE. The Trustees concluded, after further discussion, that excessive profit was not a concern at this time.

Economies of Scale. The Trustees noted that economies of scale was not an issue at this time as Inspire TBE had not yet launched. The Trustees noted that consideration of economies of scale would be revisited to the extent assets of Inspire TBE grow significantly.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Inspire Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the Inspire Advisory Agreement is in the best interests of Inspire TBE and its future shareholders.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2020

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	6	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi-Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	6	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	6	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

11/30/20 – NLFT IV_v1

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2020

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Manager, Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of November 30,2020, the Trust was comprised of 20 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and the six Funds managed by the same investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-658-9473.

11/30/20 – NLFT IV_v1

The Inspire ETFs
Additional Information (Unaudited)
November 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the year ended November 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireinvesting.com.

INVESTMENT ADVISOR
Inspire (CWM Advisors, LLC)
650 San Benito Street
Suite 130
Hollister, CA 95023

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

INSPIRE-A20

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2020 – $72,000

2019 – $58,300

(b)	Audit-Related Fees

2020 – None

2018 – None

(c)	Tax Fees

2020 – $18,000

2019 – $11,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

  2020      2019

Audit-Related Fees:       0.00%   0.00%

Tax Fees:       0.00%   0.00%

All Other Fees:       0.00%   0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $18,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/5/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/5/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/5/21